UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813066.109

AFR-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (g) - 85.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,820
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,845	7,924
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	12,845	12,941
Tranche C, term loan 3.75% 2/28/20 (d)	145,250	146,339
		172,024
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,910	13,945
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (d)	25,000	25,063
		39,008
Automotive - 1.9%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,323	14,395
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.16% 8/7/17 (d)	26,164	26,262
Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,759	7,759
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (d)	81,875	82,182
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (d)	37,722	37,439
Tranche C, term loan 2.1075% 12/27/15 (d)	22,199	22,033
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (d)	17,000	16,979
Tranche 2LN, term loan 10% 11/27/21 (d)	18,805	18,734
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,564
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	21,500	21,715
Tower Automotive Holdings U.S.A. LLC:
term loan 4% 4/23/20	26,813	24,689
Tranche B, term loan 4.75% 4/23/20	0	2,008
		315,759
Broadcasting - 3.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8095% 1/29/16 (d)	88,025	85,825
Clear Channel Communications, Inc. Tranche D, term loan 6.9095% 1/30/19 (d)	68,720	66,916
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (d)	29,000	29,399
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	$ 2,857	$ 2,921
Tranche B, term loan 4.75% 2/13/20 (d)	11,880	11,939
Nielsen Finance LLC Tranche E, term loan 2.9115% 5/1/16 (d)	170,043	170,468
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (d)	14,902	14,847
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,044	58,189
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,925	9,987
Tranche C 4LN, term loan 4% 3/1/20 (d)	104,385	105,168
		555,659
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (d)	34,996	35,281
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,783	28,783
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (d)	15,920	15,860
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,607	26,674
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	42,826	43,148
Ply Gem Industries, Inc. Tranche B, term loan 4% 1/30/21 (d)	7,095	7,113
		156,859
Cable TV - 4.1%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	27,465	27,465
CCO Holdings, LLC Tranche 3LN, term loan 2.6595% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,045	127,204
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	49,086	48,840
Tranche F, term loan 3% 1/3/21 (d)	94,948	94,473
CSC Holdings LLC Tranche B, term loan 2.6595% 4/17/20 (d)	133,663	132,994
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/29/21 (d)	16,418	16,500
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,866	2,870
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (d)	$ 6,835	$ 6,906
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,060
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	34,085
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	55,138
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,753	33,080
		664,712
Capital Goods - 0.6%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	10,880	10,921
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,850	20,123
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	14,250	14,517
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,015
SRAM LLC. Tranche B, term loan 4.0182% 4/4/20 (d)	40,732	40,833
		90,409
Chemicals - 1.5%
Celanese Holdings LLC Revolving Credit-Linked Deposit 1.6702% 4/2/14 (d)	5,224	5,224
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,502	39,798
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,955	2,962
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (d)	66,900	67,067
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,647	39,846
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 5.9966% 11/18/14 (d)	1,004	1,012
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (d)	15,676	15,754
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,745	6,754
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,935	13,000
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	$ 7,426	$ 7,501
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,588	54,997
		253,915
Consumer Products - 1.2%
Jarden Corp.:
Tranche A 1LN, term loan 2.1595% 3/31/16 (d)	4,950	4,962
Tranche B, term loan 2.6595% 3/31/18 (d)	28,629	28,736
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,250
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	31,000	31,116
Tranche B, term loan 4% 11/19/17 (d)	13,500	13,601
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (d)	29,925	30,486
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,249	14,524
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,308	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	32,970	33,011
		190,042
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (e)	17,525	17,656
12/17/19 (e)	55,630	56,047
Berlin Packaging, LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	7,532	7,598
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	15,000	15,000
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,384	109,970
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,187	15,338
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,868	8,956
Multi Packaging Solutions, Inc.:
term loan 9/30/20 (e)	7,000	7,053
Tranche B, term loan 4.25% 8/15/20 (d)	7,000	7,053
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	$ 95,350	$ 96,304
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,804	3,806
		348,718
Diversified Financial Services - 2.0%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (d)	19,750	19,923
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,957
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (d)	15,095	15,321
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan:
1/30/21 (e)	16,000	16,000
4.75% 11/21/17 (d)	3,804	3,804
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,676	14,915
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	32,929	32,890
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	8,000	8,230
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	30,693	30,923
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (d)	20,388	20,489
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,828	22,970
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,604	27,983
		326,238
Diversified Media - 0.7%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,436	8,510
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (d)	18,500	18,581
Media General, Inc. Tranche B. term loan 4.25% 7/31/20 (d)	24,790	25,007
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,852	55,922
		108,020
Electric Utilities - 5.8%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (d)(f)	3,960	4,019
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Alinta Energy Finance Pty. Ltd. Tranche B, term loan: - continued
6.375% 8/13/19 (d)	$ 60,373	$ 61,278
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	85,341	85,021
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,461	54,529
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,745	11,803
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,637	29,786
Tranche B, term loan 4% 4/1/18 (d)	118,679	119,273
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,745	15,823
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,830	25,959
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,750	23,839
Tranche C, term loan 4.25% 12/31/19 (d)	32,291	32,412
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	16,074	15,873
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	31,288	31,679
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,614	83,441
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	98,838	98,343
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,621	62,778
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	65,451	66,027
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	30,865	30,711
TXU Energy LLC Tranche B, term loan:
3.7295% 10/10/14 (d)	28,307	19,992
4.7293% 10/10/17 (d)	71,622	49,956
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (d)	16,418	16,541
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,801	2,871
		941,954
Energy - 3.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,800	9,108
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (d)	8,090	8,343
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,103
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,506
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	$ 42,333	$ 42,492
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	105,755	108,663
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	29,925	30,112
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,064	13,179
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,828	2,856
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (d)	49,875	50,498
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (d)	14,841	14,915
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (d)	19,062	19,109
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,532	24,746
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,316
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	31,437	31,437
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	38,280	38,519
Sheridan Investment Partners I term loan 4.25% 12/16/20 (d)	51,218	51,602
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (d)	7,125	7,178
Tranche M, term loan 4.25% 12/16/20 (d)	2,657	2,677
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	24,875	25,341
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	14,888	15,111
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	26,355	26,619
		590,543
Entertainment/Film - 0.9%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	24,825	24,887
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (e)	26,660	26,727
Cinemark U.S.A., Inc. Tranche B, term loan 3.1665% 12/18/19 (d)	14,750	14,787
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - continued
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	$ 62,509	$ 62,431
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,406	19,503
		148,335
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,640	35,952
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (d)	22,085	22,195
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	19,825	19,974
The Brickman Group, Ltd.:
Tranche 2LN, term loan 8.5% 12/18/21 (d)	5,690	5,818
Tranche B 1LN, term loan 4% 12/18/20 (d)	21,730	21,784
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (d)	11,000	11,069
		116,792
Food & Drug Retail - 1.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,721	17,854
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,039	33,369
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	15,079	14,476
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	7,362	7,490
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (d)	21,945	21,945
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,136	48,437
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,651
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,862
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (d)	23,252	23,398
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,837	14,893
		221,375
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	2,948
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,785	43,213
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	25,000	25,594
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	$ 24,931	$ 25,025
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,299
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,875	25,062
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	403,363	406,375
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,780	21,780
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	8,671	8,714
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	49,867	50,085
		618,095
Gaming - 4.9%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (d)	29,656	29,952
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	26,933	26,933
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	210,585	212,691
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (d)	73,345	74,262
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (f)	19,866	20,189
5.5% 11/21/19 (d)	46,354	47,165
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,450
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,918	3,958
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	60,000	60,150
MGM Mirage Tranche A, term loan 2.9095% 12/20/17 (d)	6,930	6,939
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	109,768	109,911
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (d)	29,845	30,319
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,349	4,403
Pinnacle Entertainment, Inc.:
Tranche B 1LN, term loan 3.75% 8/13/16 (d)	6,721	6,772
Tranche B 2LN, term loan 3.75% 8/13/20 (d)	33,944	33,944
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	79,000	79,198
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	$ 13,938	$ 13,903
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (d)	8,099	8,241
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,873	16,999
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,465	14,465
		809,844
Healthcare - 11.3%
Akorn, Inc. Tranche B, term loan 11/13/20 (e)	24,415	24,629
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,608	13,608
Biomet, Inc. Term B 2LN, term loan 3.6638% 7/25/17 (d)	46,680	47,031
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	84,674	85,732
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	335,715	339,072
Tranche E, term loan 3.4869% 1/25/17 (d)	82,870	83,284
DaVita HealthCare Partners, Inc.:
Tranche A, term loan 2.91% 10/20/15 (d)	40,895	40,997
Tranche B 2LN, term loan 4% 11/1/19 (d)	76,230	76,802
Tranche B, term loan 4.5% 10/20/16 (d)	84,904	85,435
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	78,119	76,850
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,647	36,899
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,931
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	27,896	28,140
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6595% 2/2/16 (d)	293,472	293,472
Tranche B 4LN, term loan 2.9966% 5/1/18 (d)	35,960	35,917
Tranche B 5LN, term loan 2.9095% 3/31/17 (d)	171,321	171,115
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	36,238	35,876
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (d)	5,506	5,541
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,650	34,868
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,231	29,231
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	$ 12,316	$ 12,409
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (d)	9,020	9,020
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (d)	6,511	5,557
National Mentor Holdings, Inc. Tranche B, term loan 1/31/21 (e)	19,940	20,090
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,888	8,910
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (d)	25,000	24,938
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (d)	5,080	4,953
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (d)	29,575	29,982
Sheridan Healthcare, Inc. Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,900	6,935
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (d)	16,185	16,509
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	16,382	16,382
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,825	6,825
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (d)	5,545	5,670
Tranche B 2LN, term loan 4.25% 7/3/19 (d)	21,619	21,835
Universal Health Services, Inc. Tranche A, term loan 1.7407% 11/15/15 (d)	10,532	10,479
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	30,613	30,766
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	51,642	51,965
VWR Funding, Inc. term loan 4/3/17 (e)	11,722	11,751
		1,844,406
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (d)	20,056	20,081
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,965	7,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,333	3,324
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,385	81,792
		112,197
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 2.5%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	$ 15,420	$ 15,767
Tranche B 1LN, term loan 3.5% 6/27/20 (d)	41,965	42,227
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (d)	308,047	309,973
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (d)	37,855	38,281
		406,248
Insurance - 0.3%
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	4,500	4,506
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,882
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (d)	24,938	25,218
		46,606
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	9,199	9,199
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	8,912	8,956
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	46,825	46,591
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,637	9,625
Six Flags, Inc. Tranche B, term loan 3.501% 12/20/18 (d)	14,744	14,855
		89,226
Metals/Mining - 4.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	34,738	33,869
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	12,601	12,659
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,060
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (d)	37,075	36,704
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (d)	26,658	26,925
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	280,205	283,007
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (d)	51,810	52,522
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	50,201	50,517
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	$ 20,000	$ 20,550
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,519	12,660
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	69,825	70,261
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,338	24,399
Walter Energy, Inc.:
Tranche A, term loan 5.7379% 4/1/16 (d)	18,225	18,043
Tranche B, term loan 6.75% 4/1/18 (d)	66,458	63,965
		709,141
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	230	161
Publishing/Printing - 1.6%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	8,552	8,638
Dex Media East LLC term loan 6% 10/24/14 (d)	6,085	4,229
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	1,365	1,113
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	79,171	74,223
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 8/28/18 (e)	12,695	12,758
Houghton Mifflin Harcort Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (d)	19,911	19,960
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	16,958	17,307
Newsday LLC Tranche A, term loan 3.6595% 10/12/16 (d)	11,077	11,114
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	13,442	13,442
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	105,176	105,834
		268,618
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	23,250	23,366
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	51,956	51,956
Focus Brands, Inc. Trancher B 1LN, term loan 4.2738% 2/21/18 (d)	4,893	4,905
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (d)	$ 9,566	$ 9,648
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (d)	4,963	5,013
		94,888
Services - 3.4%
ARAMARK Corp.:
Credit-Linked Deposit 3.669% 7/26/16 (d)	3,579	3,588
Tranche B, term loan:
3.7466% 7/26/16 (d)	29,864	29,939
4% 8/22/19 (d)	10,000	10,025
Tranche C, term loan 3.7466% 7/26/16 (d)	73,455	74,006
3.669% 7/26/16 (d)	4,666	4,666
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,888	14,869
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (d)	23,384	23,501
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	45,130	45,468
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (d)	20,505	20,633
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (d)	5,500	5,624
Tranche B 1LN, term loan 4.5% 11/21/20 (d)	7,895	7,964
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	62,829	62,829
Tranche B, term loan 3.75% 3/11/18 (d)	22,689	22,760
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,496	32,619
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/18/17 (d)	21,894	22,003
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	47,473	47,177
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (d)	5,000	5,100
Tranche B 1LN, term loan 4.5% 12/3/20 (d)	11,035	11,132
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/12/18 (d)	14,925	14,982
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,490	55,420
Tranche B2, term loan 4.42% 1/31/17 (d)	21,665	21,638
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	$ 5,955	$ 5,962
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (d)	7,310	7,401
		549,306
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	29,426	29,868
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,068
		47,936
Super Retail - 3.4%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	27,185	27,321
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (d)	24,348	24,469
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (d)	20,110	20,713
Tranche B 1LN, term loan 4.5% 9/26/19 (d)	62,965	63,595
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (d)	50,000	49,875
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,617	11,762
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	47,596	47,953
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	83,256	80,654
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	22,887	23,030
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,461	40,663
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,677	22,876
Tranche B, term loan 3.75% 3/30/18 (d)	1,918	1,926
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	124,309	124,471
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (d)	12,605	12,715
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,799	7,799
		559,822
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - 10.8%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	$ 155,610	$ 156,590
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (d)	10,305	10,331
Tranche B, term loan 4.5% 12/28/18 (d)	32,496	32,578
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (d)	14,290	14,433
Tranche B 2LN, term loan 7.5% 1/23/22 (d)	3,630	3,703
Avaya, Inc. Tranche B 3LN, term loan 4.7359% 10/26/17 (d)	19,434	18,997
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	32,130	31,969
5% 9/10/20 (d)	189,455	189,218
Ceridian Corp. Tranche B, term loan 4.408% 5/9/17 (d)	31,996	32,276
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	36,636	36,544
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	57,351	57,351
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1595% 4/21/16 (d)	14,466	14,556
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	172,551	171,912
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	6,930	6,973
First Data Corp.:
term loan:
3.658% 3/24/17 (d)	118,529	117,344
4.158% 3/24/18 (d)	99,079	98,955
Tranche B, term loan 4.158% 9/24/18 (d)	53,162	53,096
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.75% 12/1/16 (d)	10,918	10,999
Tranche B 4LN, term loan 5% 3/1/20 (d)	95,789	96,387
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	68,736	68,736
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan:
4.5% 11/13/20 (d)	8,000	8,020
4.5% 11/13/20 (d)	5,333	5,347
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	13,860	13,843
Go Daddy Operating Co., LLC Tranche B 3LN, term loan 4% 12/17/18 (d)	15,931	15,990
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (d)	17,000	17,064
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (d)	$ 24,738	$ 24,770
Tranche B 5LN, term loan 3.75% 6/3/20 (d)	59,000	59,148
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	19,950	20,150
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,327	42,539
Tranche 2LN, term loan 8.25% 5/22/21 (d)	13,454	13,633
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (d)	14,895	15,491
Tranche B 1LN, term loan 4.5% 10/30/19 (d)	31,607	31,844
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (d)	28,676	28,533
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (d)	76,778	77,642
Rovi Corp. Tranche A, term loan 2.66% 2/7/16 (d)	3,006	2,991
Sensata Technologies BV Tranche B, term loan 3.25% 5/12/19 (d)	19,950	20,000
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	12,997	13,127
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9183% 2/28/17 (d)	34,878	34,966
Tranche D, term loan 4.5% 12/17/19 (d)	16,993	16,993
Tranche E, term loan 4% 3/8/20 (d)	62,528	62,528
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,646
4% 4/23/19 (d)	19,390	19,487
		1,776,700
Telecommunications - 5.0%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (d)	31,536	31,891
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	152,540	155,019
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (d)	14,520	14,665
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,970	2,974
Tranche C, term loan 4.75% 3/8/20 (d)	20,398	20,423
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (d)	105,260	105,260
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,978
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,500	14,519
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	$ 18,369	$ 18,989
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	19,888	19,788
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,903	13,048
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (d)	132,070	133,232
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,397
Tranche B 4LN, term loan 4% 1/15/20 (d)	85,500	86,039
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (d)	3,868	3,955
Tranche B 1LN, term loan 4% 4/11/20 (d)	33,500	33,542
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,014
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (d)	4,635	4,635
Tranche B 1LN, term loan 4.75% 4/30/20 (d)	21,900	21,873
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,475	69,649
TW Telecom, Inc. Tranche B, term loan 2.66% 4/17/20 (d)	14,517	14,590
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,650	34,650
		827,130
Textiles & Apparel - 0.4%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	21,257	21,443
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	48,464	48,767
		70,210
TOTAL BANK LOAN OBLIGATIONS (Cost $13,945,303)		14,070,896
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 5,000	$ 5,233
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,135
9.25% 5/10/17	1,829	2,048
		10,416
Automotive - 0.6%
Delphi Corp.:
5% 2/15/23	5,000	5,075
5.875% 5/15/19	13,610	14,325
Ford Motor Credit Co. LLC 1.4894% 5/9/16 (d)	40,000	40,654
General Motors Acceptance Corp. 2.4391% 12/1/14 (d)	40,000	40,000
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,225
		104,279
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
2.9166% 7/18/16 (d)	75,000	76,613
3.125% 1/15/16	4,000	4,080
3.4389% 2/11/14 (d)	52,000	52,020
4.625% 6/26/15	4,000	4,146
Bank of America Corp. 1.0659% 3/22/16 (d)	5,000	5,029
GMAC LLC 2.4391% 12/1/14 (d)	70,187	70,764
		212,652
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,435
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,851
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,259
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,585
		31,130
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9889% 10/15/18 (c)(d)	10,000	10,400
HD Supply, Inc. 7.5% 7/15/20	10,000	10,675
		21,075
Cable TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,212
5.25% 3/15/21 (c)	13,070	12,694
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,058
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Lynx I Corp. 5.375% 4/15/21 (c)	$ 5,000	$ 5,013
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,000
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,780
		53,757
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,053
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,150
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,820
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	10,736	11,474
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,637
7.125% 4/15/19	5,000	5,288
		82,219
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,420
5% 5/15/17	7,000	7,455
5.25% 4/1/14 (c)	45,000	45,315
Citigroup, Inc. 1.1986% 7/25/16 (d)	10,000	10,113
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	18,720	18,743
4.875% 3/15/19 (c)	15,000	14,944
International Lease Finance Corp.:
2.1929% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	7,019
4.875% 4/1/15	4,000	4,140
6.25% 5/15/19	10,000	10,850
		162,631
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,245
6.5% 11/15/22	13,870	14,251
		19,496
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 5,000	$ 5,288
10% 12/1/20 (c)	54,320	57,172
12.25% 3/1/22 (c)	11,000	12,746
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,085
		79,291
Energy - 0.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,860
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,873
6.625% 10/1/20	5,645	5,913
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,739
Western Refining, Inc. 6.25% 4/1/21	5,305	5,398
		30,023
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,101
Regal Entertainment Group 5.75% 2/1/25	3,090	2,936
		6,037
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,080
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,640
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,650
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,360
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,431
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,658
		28,449
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	17,203
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,960
Metals/Mining - 0.2%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,783
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	$ 12,813	$ 13,329
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,238
Peabody Energy Corp. 6% 11/15/18	5,000	5,325
		29,675
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (c)(d)	14,410	14,518
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,210
		17,728
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,163
Technology - 0.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,692
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,184
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,277
5.75% 3/15/23 (c)	5,000	5,000
		68,153
Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,349
7.875% 12/15/19 (c)	4,000	4,340
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,837
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,650
iPCS, Inc. 3.4919% 5/1/14 pay-in-kind (d)	69,150	69,150
Level 3 Financing, Inc. 3.8459% 1/15/18 (c)(d)	15,000	15,225
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,820
6.9% 5/1/19	5,000	5,400
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,475
9% 11/15/18 (c)	3,000	3,623
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Verizon Communications, Inc.:
1.7729% 9/15/16 (d)	$ 20,000	$ 20,590
1.9929% 9/14/18 (d)	35,000	36,624
		223,196
TOTAL NONCONVERTIBLE BONDS (Cost $1,205,541)		1,230,106
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,534
ION Media Networks, Inc. (a)	2,842	1,919
		3,453
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	19,370
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	393
Entertainment/Film - 0.1%
MGM Holdings, Inc. (a)	71,585	5,083
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,816
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	439
TOTAL COMMON STOCKS (Cost $17,058)		31,126
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $1,113,412)	1,113,412,491	$ 1,113,412
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $7,998)	7,998	7,998
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $16,289,312)		16,453,538
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(74,121)
NET ASSETS - 100%		$ 16,379,417
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $409,155,000 or 2.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $23,210,000 and $23,583,000, respectively. The coupon rate will be determined at time of settlement.

(g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,998,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 4,173
Barclays Capital, Inc.	2,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,605
$ 7,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 389
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,373	$ 6,617	$ -	$ 3,756
Financials	551	-	-	551
Materials	19,370	19,370	-	-
Telecommunication Services	439	439	-	-
Utilities	393	393	-	-
Bank Loan Obligations	14,070,896	-	13,938,112	132,784
Corporate Bonds	1,230,106	-	1,230,106	-
Other	-	-	-	-
Money Market Funds	1,113,412	1,113,412	-	-
Cash Equivalents	7,998	-	7,998	-
Total Investments in Securities:	$ 16,453,538	$ 1,140,231	$ 15,176,216	$ 137,091
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $16,247,170,000. Net unrealized appreciation aggregated $206,368,000, of which $238,060,000 related to appreciated investment securities and $31,692,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

January 31, 2014

1.813257.109

FHI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (g) - 85.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,820
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,845	7,924
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	12,845	12,941
Tranche C, term loan 3.75% 2/28/20 (d)	145,250	146,339
		172,024
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,910	13,945
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (d)	25,000	25,063
		39,008
Automotive - 1.9%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,323	14,395
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.16% 8/7/17 (d)	26,164	26,262
Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,759	7,759
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (d)	81,875	82,182
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (d)	37,722	37,439
Tranche C, term loan 2.1075% 12/27/15 (d)	22,199	22,033
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (d)	17,000	16,979
Tranche 2LN, term loan 10% 11/27/21 (d)	18,805	18,734
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,564
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	21,500	21,715
Tower Automotive Holdings U.S.A. LLC:
term loan 4% 4/23/20	26,813	24,689
Tranche B, term loan 4.75% 4/23/20	0	2,008
		315,759
Broadcasting - 3.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8095% 1/29/16 (d)	88,025	85,825
Clear Channel Communications, Inc. Tranche D, term loan 6.9095% 1/30/19 (d)	68,720	66,916
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (d)	29,000	29,399
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	$ 2,857	$ 2,921
Tranche B, term loan 4.75% 2/13/20 (d)	11,880	11,939
Nielsen Finance LLC Tranche E, term loan 2.9115% 5/1/16 (d)	170,043	170,468
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (d)	14,902	14,847
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,044	58,189
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,925	9,987
Tranche C 4LN, term loan 4% 3/1/20 (d)	104,385	105,168
		555,659
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (d)	34,996	35,281
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,783	28,783
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (d)	15,920	15,860
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,607	26,674
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	42,826	43,148
Ply Gem Industries, Inc. Tranche B, term loan 4% 1/30/21 (d)	7,095	7,113
		156,859
Cable TV - 4.1%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	27,465	27,465
CCO Holdings, LLC Tranche 3LN, term loan 2.6595% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,045	127,204
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	49,086	48,840
Tranche F, term loan 3% 1/3/21 (d)	94,948	94,473
CSC Holdings LLC Tranche B, term loan 2.6595% 4/17/20 (d)	133,663	132,994
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/29/21 (d)	16,418	16,500
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,866	2,870
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (d)	$ 6,835	$ 6,906
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,060
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	34,085
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	55,138
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,753	33,080
		664,712
Capital Goods - 0.6%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	10,880	10,921
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,850	20,123
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	14,250	14,517
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,015
SRAM LLC. Tranche B, term loan 4.0182% 4/4/20 (d)	40,732	40,833
		90,409
Chemicals - 1.5%
Celanese Holdings LLC Revolving Credit-Linked Deposit 1.6702% 4/2/14 (d)	5,224	5,224
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,502	39,798
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,955	2,962
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (d)	66,900	67,067
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,647	39,846
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 5.9966% 11/18/14 (d)	1,004	1,012
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (d)	15,676	15,754
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,745	6,754
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,935	13,000
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	$ 7,426	$ 7,501
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,588	54,997
		253,915
Consumer Products - 1.2%
Jarden Corp.:
Tranche A 1LN, term loan 2.1595% 3/31/16 (d)	4,950	4,962
Tranche B, term loan 2.6595% 3/31/18 (d)	28,629	28,736
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,250
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	31,000	31,116
Tranche B, term loan 4% 11/19/17 (d)	13,500	13,601
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (d)	29,925	30,486
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,249	14,524
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,308	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	32,970	33,011
		190,042
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (e)	17,525	17,656
12/17/19 (e)	55,630	56,047
Berlin Packaging, LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	7,532	7,598
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	15,000	15,000
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,384	109,970
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,187	15,338
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,868	8,956
Multi Packaging Solutions, Inc.:
term loan 9/30/20 (e)	7,000	7,053
Tranche B, term loan 4.25% 8/15/20 (d)	7,000	7,053
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	$ 95,350	$ 96,304
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,804	3,806
		348,718
Diversified Financial Services - 2.0%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (d)	19,750	19,923
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,957
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (d)	15,095	15,321
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan:
1/30/21 (e)	16,000	16,000
4.75% 11/21/17 (d)	3,804	3,804
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,676	14,915
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	32,929	32,890
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	8,000	8,230
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	30,693	30,923
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (d)	20,388	20,489
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,828	22,970
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,604	27,983
		326,238
Diversified Media - 0.7%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,436	8,510
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (d)	18,500	18,581
Media General, Inc. Tranche B. term loan 4.25% 7/31/20 (d)	24,790	25,007
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,852	55,922
		108,020
Electric Utilities - 5.8%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (d)(f)	3,960	4,019
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Alinta Energy Finance Pty. Ltd. Tranche B, term loan: - continued
6.375% 8/13/19 (d)	$ 60,373	$ 61,278
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	85,341	85,021
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,461	54,529
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,745	11,803
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,637	29,786
Tranche B, term loan 4% 4/1/18 (d)	118,679	119,273
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,745	15,823
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,830	25,959
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,750	23,839
Tranche C, term loan 4.25% 12/31/19 (d)	32,291	32,412
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	16,074	15,873
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	31,288	31,679
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,614	83,441
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	98,838	98,343
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,621	62,778
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	65,451	66,027
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	30,865	30,711
TXU Energy LLC Tranche B, term loan:
3.7295% 10/10/14 (d)	28,307	19,992
4.7293% 10/10/17 (d)	71,622	49,956
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (d)	16,418	16,541
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,801	2,871
		941,954
Energy - 3.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,800	9,108
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (d)	8,090	8,343
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,103
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,506
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	$ 42,333	$ 42,492
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	105,755	108,663
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	29,925	30,112
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,064	13,179
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,828	2,856
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (d)	49,875	50,498
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (d)	14,841	14,915
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (d)	19,062	19,109
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,532	24,746
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,316
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	31,437	31,437
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	38,280	38,519
Sheridan Investment Partners I term loan 4.25% 12/16/20 (d)	51,218	51,602
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (d)	7,125	7,178
Tranche M, term loan 4.25% 12/16/20 (d)	2,657	2,677
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	24,875	25,341
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	14,888	15,111
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	26,355	26,619
		590,543
Entertainment/Film - 0.9%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	24,825	24,887
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (e)	26,660	26,727
Cinemark U.S.A., Inc. Tranche B, term loan 3.1665% 12/18/19 (d)	14,750	14,787
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - continued
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	$ 62,509	$ 62,431
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,406	19,503
		148,335
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,640	35,952
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (d)	22,085	22,195
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	19,825	19,974
The Brickman Group, Ltd.:
Tranche 2LN, term loan 8.5% 12/18/21 (d)	5,690	5,818
Tranche B 1LN, term loan 4% 12/18/20 (d)	21,730	21,784
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (d)	11,000	11,069
		116,792
Food & Drug Retail - 1.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,721	17,854
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,039	33,369
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	15,079	14,476
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	7,362	7,490
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (d)	21,945	21,945
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,136	48,437
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,651
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,862
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (d)	23,252	23,398
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,837	14,893
		221,375
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	2,948
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,785	43,213
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	25,000	25,594
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	$ 24,931	$ 25,025
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,299
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,875	25,062
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	403,363	406,375
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,780	21,780
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	8,671	8,714
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	49,867	50,085
		618,095
Gaming - 4.9%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (d)	29,656	29,952
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	26,933	26,933
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	210,585	212,691
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (d)	73,345	74,262
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (f)	19,866	20,189
5.5% 11/21/19 (d)	46,354	47,165
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,450
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,918	3,958
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	60,000	60,150
MGM Mirage Tranche A, term loan 2.9095% 12/20/17 (d)	6,930	6,939
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	109,768	109,911
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (d)	29,845	30,319
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,349	4,403
Pinnacle Entertainment, Inc.:
Tranche B 1LN, term loan 3.75% 8/13/16 (d)	6,721	6,772
Tranche B 2LN, term loan 3.75% 8/13/20 (d)	33,944	33,944
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	79,000	79,198
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	$ 13,938	$ 13,903
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (d)	8,099	8,241
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,873	16,999
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,465	14,465
		809,844
Healthcare - 11.3%
Akorn, Inc. Tranche B, term loan 11/13/20 (e)	24,415	24,629
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,608	13,608
Biomet, Inc. Term B 2LN, term loan 3.6638% 7/25/17 (d)	46,680	47,031
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	84,674	85,732
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	335,715	339,072
Tranche E, term loan 3.4869% 1/25/17 (d)	82,870	83,284
DaVita HealthCare Partners, Inc.:
Tranche A, term loan 2.91% 10/20/15 (d)	40,895	40,997
Tranche B 2LN, term loan 4% 11/1/19 (d)	76,230	76,802
Tranche B, term loan 4.5% 10/20/16 (d)	84,904	85,435
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	78,119	76,850
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,647	36,899
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,931
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	27,896	28,140
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6595% 2/2/16 (d)	293,472	293,472
Tranche B 4LN, term loan 2.9966% 5/1/18 (d)	35,960	35,917
Tranche B 5LN, term loan 2.9095% 3/31/17 (d)	171,321	171,115
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	36,238	35,876
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (d)	5,506	5,541
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,650	34,868
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,231	29,231
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	$ 12,316	$ 12,409
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (d)	9,020	9,020
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (d)	6,511	5,557
National Mentor Holdings, Inc. Tranche B, term loan 1/31/21 (e)	19,940	20,090
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,888	8,910
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (d)	25,000	24,938
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (d)	5,080	4,953
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (d)	29,575	29,982
Sheridan Healthcare, Inc. Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,900	6,935
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (d)	16,185	16,509
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	16,382	16,382
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,825	6,825
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (d)	5,545	5,670
Tranche B 2LN, term loan 4.25% 7/3/19 (d)	21,619	21,835
Universal Health Services, Inc. Tranche A, term loan 1.7407% 11/15/15 (d)	10,532	10,479
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	30,613	30,766
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	51,642	51,965
VWR Funding, Inc. term loan 4/3/17 (e)	11,722	11,751
		1,844,406
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (d)	20,056	20,081
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,965	7,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,333	3,324
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,385	81,792
		112,197
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 2.5%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	$ 15,420	$ 15,767
Tranche B 1LN, term loan 3.5% 6/27/20 (d)	41,965	42,227
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (d)	308,047	309,973
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (d)	37,855	38,281
		406,248
Insurance - 0.3%
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	4,500	4,506
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,882
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (d)	24,938	25,218
		46,606
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	9,199	9,199
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	8,912	8,956
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	46,825	46,591
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,637	9,625
Six Flags, Inc. Tranche B, term loan 3.501% 12/20/18 (d)	14,744	14,855
		89,226
Metals/Mining - 4.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	34,738	33,869
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	12,601	12,659
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,060
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (d)	37,075	36,704
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (d)	26,658	26,925
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	280,205	283,007
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (d)	51,810	52,522
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	50,201	50,517
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	$ 20,000	$ 20,550
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,519	12,660
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	69,825	70,261
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,338	24,399
Walter Energy, Inc.:
Tranche A, term loan 5.7379% 4/1/16 (d)	18,225	18,043
Tranche B, term loan 6.75% 4/1/18 (d)	66,458	63,965
		709,141
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	230	161
Publishing/Printing - 1.6%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	8,552	8,638
Dex Media East LLC term loan 6% 10/24/14 (d)	6,085	4,229
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	1,365	1,113
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	79,171	74,223
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 8/28/18 (e)	12,695	12,758
Houghton Mifflin Harcort Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (d)	19,911	19,960
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	16,958	17,307
Newsday LLC Tranche A, term loan 3.6595% 10/12/16 (d)	11,077	11,114
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	13,442	13,442
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	105,176	105,834
		268,618
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	23,250	23,366
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	51,956	51,956
Focus Brands, Inc. Trancher B 1LN, term loan 4.2738% 2/21/18 (d)	4,893	4,905
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (d)	$ 9,566	$ 9,648
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (d)	4,963	5,013
		94,888
Services - 3.4%
ARAMARK Corp.:
Credit-Linked Deposit 3.669% 7/26/16 (d)	3,579	3,588
Tranche B, term loan:
3.7466% 7/26/16 (d)	29,864	29,939
4% 8/22/19 (d)	10,000	10,025
Tranche C, term loan 3.7466% 7/26/16 (d)	73,455	74,006
3.669% 7/26/16 (d)	4,666	4,666
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,888	14,869
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (d)	23,384	23,501
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	45,130	45,468
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (d)	20,505	20,633
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (d)	5,500	5,624
Tranche B 1LN, term loan 4.5% 11/21/20 (d)	7,895	7,964
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	62,829	62,829
Tranche B, term loan 3.75% 3/11/18 (d)	22,689	22,760
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,496	32,619
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/18/17 (d)	21,894	22,003
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	47,473	47,177
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (d)	5,000	5,100
Tranche B 1LN, term loan 4.5% 12/3/20 (d)	11,035	11,132
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/12/18 (d)	14,925	14,982
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,490	55,420
Tranche B2, term loan 4.42% 1/31/17 (d)	21,665	21,638
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	$ 5,955	$ 5,962
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (d)	7,310	7,401
		549,306
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	29,426	29,868
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,068
		47,936
Super Retail - 3.4%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	27,185	27,321
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (d)	24,348	24,469
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (d)	20,110	20,713
Tranche B 1LN, term loan 4.5% 9/26/19 (d)	62,965	63,595
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (d)	50,000	49,875
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,617	11,762
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	47,596	47,953
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	83,256	80,654
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	22,887	23,030
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,461	40,663
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,677	22,876
Tranche B, term loan 3.75% 3/30/18 (d)	1,918	1,926
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	124,309	124,471
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (d)	12,605	12,715
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,799	7,799
		559,822
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - 10.8%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	$ 155,610	$ 156,590
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (d)	10,305	10,331
Tranche B, term loan 4.5% 12/28/18 (d)	32,496	32,578
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (d)	14,290	14,433
Tranche B 2LN, term loan 7.5% 1/23/22 (d)	3,630	3,703
Avaya, Inc. Tranche B 3LN, term loan 4.7359% 10/26/17 (d)	19,434	18,997
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	32,130	31,969
5% 9/10/20 (d)	189,455	189,218
Ceridian Corp. Tranche B, term loan 4.408% 5/9/17 (d)	31,996	32,276
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	36,636	36,544
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	57,351	57,351
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1595% 4/21/16 (d)	14,466	14,556
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	172,551	171,912
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	6,930	6,973
First Data Corp.:
term loan:
3.658% 3/24/17 (d)	118,529	117,344
4.158% 3/24/18 (d)	99,079	98,955
Tranche B, term loan 4.158% 9/24/18 (d)	53,162	53,096
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.75% 12/1/16 (d)	10,918	10,999
Tranche B 4LN, term loan 5% 3/1/20 (d)	95,789	96,387
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	68,736	68,736
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan:
4.5% 11/13/20 (d)	8,000	8,020
4.5% 11/13/20 (d)	5,333	5,347
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	13,860	13,843
Go Daddy Operating Co., LLC Tranche B 3LN, term loan 4% 12/17/18 (d)	15,931	15,990
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (d)	17,000	17,064
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (d)	$ 24,738	$ 24,770
Tranche B 5LN, term loan 3.75% 6/3/20 (d)	59,000	59,148
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	19,950	20,150
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,327	42,539
Tranche 2LN, term loan 8.25% 5/22/21 (d)	13,454	13,633
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (d)	14,895	15,491
Tranche B 1LN, term loan 4.5% 10/30/19 (d)	31,607	31,844
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (d)	28,676	28,533
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (d)	76,778	77,642
Rovi Corp. Tranche A, term loan 2.66% 2/7/16 (d)	3,006	2,991
Sensata Technologies BV Tranche B, term loan 3.25% 5/12/19 (d)	19,950	20,000
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	12,997	13,127
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9183% 2/28/17 (d)	34,878	34,966
Tranche D, term loan 4.5% 12/17/19 (d)	16,993	16,993
Tranche E, term loan 4% 3/8/20 (d)	62,528	62,528
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,646
4% 4/23/19 (d)	19,390	19,487
		1,776,700
Telecommunications - 5.0%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (d)	31,536	31,891
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	152,540	155,019
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (d)	14,520	14,665
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,970	2,974
Tranche C, term loan 4.75% 3/8/20 (d)	20,398	20,423
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (d)	105,260	105,260
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,978
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,500	14,519
Bank Loan Obligations (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	$ 18,369	$ 18,989
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	19,888	19,788
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,903	13,048
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (d)	132,070	133,232
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,397
Tranche B 4LN, term loan 4% 1/15/20 (d)	85,500	86,039
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (d)	3,868	3,955
Tranche B 1LN, term loan 4% 4/11/20 (d)	33,500	33,542
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,014
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (d)	4,635	4,635
Tranche B 1LN, term loan 4.75% 4/30/20 (d)	21,900	21,873
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,475	69,649
TW Telecom, Inc. Tranche B, term loan 2.66% 4/17/20 (d)	14,517	14,590
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,650	34,650
		827,130
Textiles & Apparel - 0.4%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	21,257	21,443
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	48,464	48,767
		70,210
TOTAL BANK LOAN OBLIGATIONS (Cost $13,945,303)		14,070,896
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 5,000	$ 5,233
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,135
9.25% 5/10/17	1,829	2,048
		10,416
Automotive - 0.6%
Delphi Corp.:
5% 2/15/23	5,000	5,075
5.875% 5/15/19	13,610	14,325
Ford Motor Credit Co. LLC 1.4894% 5/9/16 (d)	40,000	40,654
General Motors Acceptance Corp. 2.4391% 12/1/14 (d)	40,000	40,000
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,225
		104,279
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
2.9166% 7/18/16 (d)	75,000	76,613
3.125% 1/15/16	4,000	4,080
3.4389% 2/11/14 (d)	52,000	52,020
4.625% 6/26/15	4,000	4,146
Bank of America Corp. 1.0659% 3/22/16 (d)	5,000	5,029
GMAC LLC 2.4391% 12/1/14 (d)	70,187	70,764
		212,652
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,435
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,851
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,259
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,585
		31,130
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9889% 10/15/18 (c)(d)	10,000	10,400
HD Supply, Inc. 7.5% 7/15/20	10,000	10,675
		21,075
Cable TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,212
5.25% 3/15/21 (c)	13,070	12,694
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,058
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Lynx I Corp. 5.375% 4/15/21 (c)	$ 5,000	$ 5,013
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,000
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,780
		53,757
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,053
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,150
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,820
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	10,736	11,474
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,637
7.125% 4/15/19	5,000	5,288
		82,219
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,420
5% 5/15/17	7,000	7,455
5.25% 4/1/14 (c)	45,000	45,315
Citigroup, Inc. 1.1986% 7/25/16 (d)	10,000	10,113
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	18,720	18,743
4.875% 3/15/19 (c)	15,000	14,944
International Lease Finance Corp.:
2.1929% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	7,019
4.875% 4/1/15	4,000	4,140
6.25% 5/15/19	10,000	10,850
		162,631
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,245
6.5% 11/15/22	13,870	14,251
		19,496
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 5,000	$ 5,288
10% 12/1/20 (c)	54,320	57,172
12.25% 3/1/22 (c)	11,000	12,746
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,085
		79,291
Energy - 0.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,860
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,873
6.625% 10/1/20	5,645	5,913
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,739
Western Refining, Inc. 6.25% 4/1/21	5,305	5,398
		30,023
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,101
Regal Entertainment Group 5.75% 2/1/25	3,090	2,936
		6,037
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,080
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,640
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,650
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,360
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,431
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,658
		28,449
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	17,203
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,960
Metals/Mining - 0.2%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,783
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	$ 12,813	$ 13,329
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,238
Peabody Energy Corp. 6% 11/15/18	5,000	5,325
		29,675
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (c)(d)	14,410	14,518
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,210
		17,728
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,163
Technology - 0.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,692
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,184
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,277
5.75% 3/15/23 (c)	5,000	5,000
		68,153
Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,349
7.875% 12/15/19 (c)	4,000	4,340
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,837
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,650
iPCS, Inc. 3.4919% 5/1/14 pay-in-kind (d)	69,150	69,150
Level 3 Financing, Inc. 3.8459% 1/15/18 (c)(d)	15,000	15,225
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,820
6.9% 5/1/19	5,000	5,400
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,475
9% 11/15/18 (c)	3,000	3,623
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Verizon Communications, Inc.:
1.7729% 9/15/16 (d)	$ 20,000	$ 20,590
1.9929% 9/14/18 (d)	35,000	36,624
		223,196
TOTAL NONCONVERTIBLE BONDS (Cost $1,205,541)		1,230,106
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,534
ION Media Networks, Inc. (a)	2,842	1,919
		3,453
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	19,370
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	393
Entertainment/Film - 0.1%
MGM Holdings, Inc. (a)	71,585	5,083
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,816
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	439
TOTAL COMMON STOCKS (Cost $17,058)		31,126
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $1,113,412)	1,113,412,491	$ 1,113,412
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $7,998)	7,998	7,998
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $16,289,312)		16,453,538
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(74,121)
NET ASSETS - 100%		$ 16,379,417
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $409,155,000 or 2.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $23,210,000 and $23,583,000, respectively. The coupon rate will be determined at time of settlement.

(g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,998,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 4,173
Barclays Capital, Inc.	2,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,605
$ 7,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 389
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,373	$ 6,617	$ -	$ 3,756
Financials	551	-	-	551
Materials	19,370	19,370	-	-
Telecommunication Services	439	439	-	-
Utilities	393	393	-	-
Bank Loan Obligations	14,070,896	-	13,938,112	132,784
Corporate Bonds	1,230,106	-	1,230,106	-
Other	-	-	-	-
Money Market Funds	1,113,412	1,113,412	-	-
Cash Equivalents	7,998	-	7,998	-
Total Investments in Securities:	$ 16,453,538	$ 1,140,231	$ 15,176,216	$ 137,091
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $16,247,170,000. Net unrealized appreciation aggregated $206,368,000, of which $238,060,000 related to appreciated investment securities and $31,692,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813042.109

AHI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.1%
	Principal Amount	Value
Aerospace - 0.9%
GenCorp, Inc. 7.125% 3/15/21	$ 580,000	$ 622,050
TransDigm, Inc.:
5.5% 10/15/20	3,965,000	3,925,350
7.5% 7/15/21	1,855,000	2,008,038
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,380,950
		7,936,388
Air Transportation - 3.6%
Air Canada 6.625% 5/15/18 (d)	3,205,000	3,239,294
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	305,774	306,156
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,176,105	1,328,998
6.125% 4/29/18 (d)	345,000	360,525
6.25% 10/11/21	2,159,711	2,278,495
9.25% 5/10/17	1,301,543	1,457,728
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,543,987	2,747,506
6.375% 7/2/17 (d)	1,375,000	1,471,250
6.75% 5/23/17	1,375,000	1,471,250
8.021% 8/10/22	1,154,887	1,290,587
8.954% 8/10/14	922,240	936,074
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	329,912	356,305
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,013,375
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,220,538
Series 2013-1 Class B, 5.375% 5/15/23	450,000	455,063
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	939,309	1,000,364
9.75% 1/15/17	1,006,633	1,157,628
12% 1/15/16 (d)	269,269	304,947
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,648,175
6% 7/15/26	1,700,000	1,564,000
6% 7/15/28	1,705,000	1,525,975
6.375% 6/1/18	185,000	194,481
		30,328,714
Automotive - 2.8%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	335,000	344,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
American Axle & Manufacturing, Inc.: - continued
6.25% 3/15/21	$ 2,970,000	$ 3,155,625
Dana Holding Corp.:
5.375% 9/15/21	690,000	693,450
6% 9/15/23	690,000	691,725
6.5% 2/15/19	985,000	1,049,025
6.75% 2/15/21	1,210,000	1,306,800
General Motors Co.:
3.5% 10/2/18 (d)	2,070,000	2,113,988
6.25% 10/2/43 (d)	2,495,000	2,638,463
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)	4,350,000	4,382,625
4.75% 8/15/17 (d)	2,285,000	2,413,531
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	1,515,000	1,526,363
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(f)	2,965,000	3,142,900
		23,458,708
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
2.75% 1/30/17	1,715,000	1,721,431
3.5% 1/27/19	1,495,000	1,476,313
4.75% 9/10/18	4,370,000	4,566,650
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,680,313
Royal Bank of Scotland Group PLC 6% 12/19/23	215,000	216,626
Synovus Financial Corp.:
5.125% 6/15/17	475,000	497,563
7.875% 2/15/19	990,000	1,117,463
		14,276,359
Broadcasting - 1.2%
AMC Networks, Inc. 4.75% 12/15/22	2,445,000	2,383,875
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,535,000	1,485,113
5.5% 12/15/16	4,470,000	4,023,000
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,196,381
		10,088,369
Building Materials - 3.8%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,560,894
6.875% 8/15/18 (d)	2,715,000	2,864,325
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	2,999,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
HD Supply, Inc.:
7.5% 7/15/20	$ 2,910,000	$ 3,106,425
8.125% 4/15/19	3,390,000	3,769,256
Headwaters, Inc.:
7.25% 1/15/19 (d)	520,000	533,000
7.625% 4/1/19	2,175,000	2,349,000
Masco Corp. 5.95% 3/15/22	3,400,000	3,612,500
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)	1,125,000	1,108,125
Texas Industries, Inc. 9.25% 8/15/20	4,870,000	5,649,200
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	665,000	701,575
USG Corp.:
5.875% 11/1/21 (d)	195,000	205,238
7.875% 3/30/20 (d)	2,680,000	3,028,400
		32,487,188
Cable TV - 3.0%
Cablevision Systems Corp. 7.75% 4/15/18	530,000	594,925
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	1,060,000	1,107,700
7% 1/15/19	3,470,000	3,660,850
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,305,738
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,528,600
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	441,000
DISH DBS Corp. 4.25% 4/1/18	1,100,000	1,122,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,088,800
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,629,063
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	1,370,000	1,387,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,115,000
7.5% 3/15/19 (d)	660,000	720,225
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	2,545,000	2,748,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,930,000	4,146,150
		25,595,776
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	$ 1,440,000	$ 1,508,400
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,886,125
		5,394,525
Chemicals - 2.7%
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,219,300
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,531,933
LSB Industries, Inc. 7.75% 8/1/19 (d)	775,000	821,500
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,740,000	3,852,200
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,898,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	7,915,000	8,093,088
Tronox Finance LLC 6.375% 8/15/20	2,340,000	2,369,250
		22,785,321
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	2,510,000	2,378,225
Containers - 3.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,884,100
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)	500,000	505,625
6.75% 1/31/21 (d)	580,000	584,350
7% 11/15/20 (d)	105,000	106,313
7.375% 10/15/17 (d)	235,000	251,156
Ball Corp. 4% 11/15/23	2,055,000	1,875,188
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	1,085,000	1,106,700
6% 6/15/17 (d)	1,415,000	1,450,375
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	1,359,150	1,417,027
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,645,000	2,506,138
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,240,313
7.875% 8/15/19	1,945,000	2,139,500
8.5% 5/15/18 (c)	870,000	913,500
9.875% 8/15/19	4,065,000	4,491,825
		26,472,110
Diversified Financial Services - 6.2%
Aircastle Ltd.:
4.625% 12/15/18	710,000	715,325
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Aircastle Ltd.: - continued
6.25% 12/1/19	$ 1,175,000	$ 1,264,594
6.75% 4/15/17	1,375,000	1,538,281
9.75% 8/1/18	3,130,000	3,392,138
CIT Group, Inc.:
5% 8/15/22	1,740,000	1,731,300
5.25% 3/15/18	3,365,000	3,583,725
5.375% 5/15/20	1,485,000	1,572,244
5.5% 2/15/19 (d)	4,000,000	4,260,000
6.625% 4/1/18 (d)	2,045,000	2,290,400
FLY Leasing Ltd. 6.75% 12/15/20	2,290,000	2,318,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)	985,000	986,231
4.875% 3/15/19 (d)	3,120,000	3,108,300
5.875% 2/1/22 (d)	3,970,000	3,935,263
6% 8/1/20 (d)	4,635,000	4,803,019
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	2,335,000	2,194,900
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,101,875
5.875% 8/15/22	4,565,000	4,616,356
6.25% 5/15/19	1,485,000	1,611,225
8.75% 3/15/17	760,000	885,400
SLM Corp.:
4.875% 6/17/19	2,135,000	2,113,439
5.5% 1/15/19	2,080,000	2,126,800
8% 3/25/20	1,020,000	1,138,575
8.45% 6/15/18	1,015,000	1,176,131
		52,464,146
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,850,725
6.5% 11/15/22	3,425,000	3,519,188
Darling Escrow Corp. 5.375% 1/15/22 (d)	560,000	564,200
MDC Partners, Inc. 6.75% 4/1/20 (d)	955,000	1,007,525
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,725,000	1,703,438
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,342,700
		10,987,776
Electric Utilities - 4.4%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,565,450
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,650,000	1,773,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
GenOn Energy, Inc. 9.5% 10/15/18	$ 820,000	$ 881,500
Mirant Americas Generation LLC:
8.5% 10/1/21	3,215,000	3,198,925
9.125% 5/1/31	5,120,000	4,889,600
NRG Energy, Inc. 6.25% 7/15/22 (d)	2,105,000	2,115,525
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,460,000	10,003,950
Puget Energy, Inc. 6.5% 12/15/20	2,115,000	2,498,955
The AES Corp.:
4.875% 5/15/23	1,120,000	1,048,600
7.375% 7/1/21	6,775,000	7,503,313
		37,479,568
Energy - 12.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,376,900
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)	1,130,000	1,138,475
6% 12/1/20	2,210,000	2,328,788
7.25% 8/1/19	838,000	898,755
Approach Resources, Inc. 7% 6/15/21	2,795,000	2,822,950
Basic Energy Services, Inc. 7.75% 2/15/19	350,000	367,500
Chesapeake Energy Corp.:
6.125% 2/15/21	5,235,000	5,640,713
6.875% 11/15/20	1,380,000	1,542,150
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,091,800
6.125% 7/15/22	2,375,000	2,529,375
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,191,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	690,000	703,800
7.75% 4/1/19	940,000	1,021,075
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,652,188
Edgen Murray Corp. 8.75% 11/1/20 (d)	684,000	788,310
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	4,720,000	4,861,600
Energy Partners Ltd. 8.25% 2/15/18	1,785,000	1,918,875
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,911,675
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,216,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.: - continued
9.375% 5/1/20	$ 4,570,000	$ 5,255,500
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,773,560
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,443,375
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,755,000	2,734,338
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,128,000
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,442,825
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,570,000	1,526,825
5.875% 4/1/20	780,000	805,350
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (d)	1,475,000	1,462,902
5.625% 11/15/23 (d)	2,135,000	2,102,465
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,856,700
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,200,000	1,200,000
7.5% 11/1/19	3,870,000	4,160,250
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,760,738
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	2,977,538
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	505,000	505,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,172,600
Precision Drilling Corp. 6.625% 11/15/20	1,760,000	1,870,000
Samson Investment Co. 10.5% 2/15/20 (c)(d)	6,275,000	6,902,500
SemGroup Corp. 7.5% 6/15/21 (d)	2,355,000	2,508,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,387,256
5.25% 5/1/23	1,635,000	1,581,863
6.375% 8/1/22	354,000	373,470
6.875% 2/1/21	1,955,000	2,086,963
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	559,988
Western Refining, Inc. 6.25% 4/1/21	3,575,000	3,637,563
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,015,713
		103,234,199
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)	200,000	201,000
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,020,000	1,045,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - continued
GLP Capital LP/GLP Financing II, Inc.: - continued
5.375% 11/1/23 (d)	$ 770,000	$ 762,300
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	675,000	700,313
		2,709,113
Environmental - 1.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,345,000	3,595,875
Clean Harbors, Inc.:
5.125% 6/1/21	615,000	615,000
5.25% 8/1/20	1,715,000	1,749,300
Covanta Holding Corp.:
6.375% 10/1/22	935,000	965,388
7.25% 12/1/20	1,971,000	2,143,463
Tervita Corp.:
8% 11/15/18 (d)	835,000	855,875
9.75% 11/1/19 (d)	980,000	982,450
10.875% 2/15/18 (d)	505,000	527,422
		11,434,773
Food & Drug Retail - 1.7%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (d)(f)	845,000	880,913
JBS Investments GmbH 7.75% 10/28/20 (d)	2,200,000	2,282,500
Rite Aid Corp. 9.25% 3/15/20	9,675,000	11,041,548
		14,204,961
Food/Beverage/Tobacco - 2.3%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	2,725,000	2,772,224
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	1,024,600
ESAL GmbH 6.25% 2/5/23 (d)	5,755,000	5,237,050
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	905,000	954,775
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,145,000	3,074,238
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	1,850,000	1,919,375
8.25% 2/1/20 (d)	4,220,000	4,573,425
		19,555,687
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	5,240,000	5,678,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	1,405,000	1,422,563
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,537,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.:
8.625% 2/1/19	$ 1,785,000	$ 2,101,838
11.375% 3/1/18	1,655,000	2,126,675
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	1,740,000	1,805,250
11% 10/1/21 (d)	1,735,000	1,791,388
PNK Finance Corp. 6.375% 8/1/21 (d)	880,000	902,000
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	925,900
		19,292,414
Healthcare - 4.8%
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,387,125
8% 11/15/19	3,950,000	4,335,125
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	2,110,000	2,160,113
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	971,375
8.75% 3/15/18	110,000	121,275
9.875% 4/15/18	1,555,000	1,691,063
Emergency Medical Services Corp. 8.125% 6/1/19	2,673,000	2,873,475
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (d)	620,000	623,875
6.875% 2/1/22 (d)	1,245,000	1,276,125
HealthSouth Corp. 7.25% 10/1/18	2,479,000	2,633,938
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,895,700
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	160,000	172,800
7.5% 2/15/20	600,000	646,500
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,530,000	2,567,950
Tenet Healthcare Corp.:
6% 10/1/20 (d)	890,000	936,725
8.125% 4/1/22	3,910,000	4,266,788
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	2,800,000	3,069,500
6.875% 12/1/18 (d)	3,290,000	3,512,075
VPI Escrow Corp. 6.375% 10/15/20 (d)	4,560,000	4,867,800
		41,009,327
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - 3.4%
CBRE Group, Inc. 6.625% 10/15/20	$ 1,810,000	$ 1,938,963
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,370,025
4.375% 9/15/22	3,175,000	3,000,375
4.75% 5/15/17	605,000	641,300
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,798,313
Lennar Corp. 4.125% 12/1/18	2,335,000	2,332,081
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	10,024,875
10.75% 9/15/16	1,650,000	2,000,625
Toll Brothers Finance Corp.:
4% 12/31/18	1,930,000	1,958,950
4.375% 4/15/23	2,600,000	2,463,500
		28,529,007
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	1,675,000	1,733,625
Playa Resorts Holding BV 8% 8/15/20 (d)	2,229,000	2,373,885
		4,107,510
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (d)	1,300,000	1,352,000
Leisure - 1.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	1,425,000	1,421,438
NCL Corp. Ltd. 5% 2/15/18	3,650,000	3,777,750
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,075,313
7.5% 10/15/27	1,925,000	2,040,500
		11,315,001
Metals/Mining - 2.6%
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (d)	4,740,000	3,566,850
10% 10/1/18 (d)	1,945,000	2,027,663
CONSOL Energy, Inc.:
8% 4/1/17	1,630,000	1,707,425
8.25% 4/1/20	1,765,000	1,912,819
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,326,943
7% 11/1/15 (d)	3,916,000	4,073,815
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,518,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Walter Energy, Inc.:
8.5% 4/15/21	$ 3,305,000	$ 2,445,700
9.5% 10/15/19 (d)	570,000	578,550
		22,158,165
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,805,225
Publishing/Printing - 0.7%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	4,890,000	5,317,875
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	745,500
		6,063,375
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,087,750
Services - 3.5%
APX Group, Inc.:
6.375% 12/1/19	4,700,000	4,723,500
8.75% 12/1/20	4,235,000	4,309,113
8.75% 12/1/20 (d)	270,000	274,050
ARAMARK Corp. 5.75% 3/15/20 (d)	705,000	731,438
Audatex North America, Inc.:
6% 6/15/21 (d)	2,760,000	2,877,300
6.125% 11/1/23 (d)	270,000	279,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (d)(f)	1,255,000	1,264,413
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,670,763
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (d)	350,000	361,813
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,650,000	2,689,750
FTI Consulting, Inc. 6.75% 10/1/20	2,560,000	2,771,200
Garda World Security Corp. 7.25% 11/15/21 (d)	150,000	153,938
Hertz Corp. 4.25% 4/1/18	2,005,000	2,040,088
The Geo Group, Inc. 5.875% 1/15/22 (d)	2,720,000	2,699,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	2,975,000	3,131,188
		29,977,604
Shipping - 1.4%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,621,744
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	1,970,000	2,009,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	$ 4,270,000	$ 4,302,025
8.125% 2/15/19	930,000	948,600
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	270,000	289,238
		12,171,007
Steel - 1.7%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,855,000	3,989,925
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17	900,000	974,250
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,635,888
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,944,650
		14,544,713
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,183,600
Netflix, Inc. 5.375% 2/1/21 (d)	1,380,000	1,392,075
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,940,000	1,879,375
		5,455,050
Technology - 6.6%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	1,390,000	1,438,650
ADT Corp.:
2.25% 7/15/17	720,000	709,650
4.125% 6/15/23	715,000	629,879
6.25% 10/15/21 (d)	2,110,000	2,181,635
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	2,905,000	2,999,413
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,044,250
Ceridian Corp. 11.25% 11/15/15	2,950,000	2,964,750
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,831,100
7.375% 6/15/19 (d)	985,000	1,051,488
8.25% 1/15/21 (d)	1,140,000	1,208,400
12.625% 1/15/21	2,850,000	3,320,250
Flextronics International Ltd. 4.625% 2/15/20	1,930,000	1,896,225
Lucent Technologies, Inc.:
6.45% 3/15/29	3,885,000	3,496,500
6.5% 1/15/28	2,050,000	1,824,500
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,475,000	5,351,813
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	3,870,000	3,870,000
5.75% 2/15/21 (d)	2,090,000	2,163,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Sanmina-SCI Corp. 7% 5/15/19 (d)	$ 3,790,000	$ 4,026,875
Seagate HDD Cayman 3.75% 11/15/18 (d)	3,405,000	3,473,100
VeriSign, Inc. 4.625% 5/1/23	2,085,000	1,996,388
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,070,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,224,425
13.375% 10/15/19	1,070,000	1,238,525
		56,011,416
Telecommunications - 7.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	630,000	628,425
6.75% 11/15/20 (d)	2,115,000	2,167,875
8.875% 1/1/20 (d)	2,035,000	2,253,763
Altice Financing SA:
6.5% 1/15/22 (d)	390,000	395,850
7.875% 12/15/19 (d)	2,600,000	2,821,000
Altice Finco SA 9.875% 12/15/20 (d)	4,315,000	4,832,800
Digicel Group Ltd.:
6% 4/15/21 (d)	3,365,000	3,247,225
7% 2/15/20 (d)	200,000	202,750
8.25% 9/1/17 (d)	3,535,000	3,667,563
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	5,920,000	5,816,400
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	505,000	539,088
Intelsat Jackson Holdings SA 7.25% 4/1/19	2,505,000	2,692,875
Intelsat Luxembourg SA 7.75% 6/1/21 (d)	2,605,000	2,793,863
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(f)	1,765,000	1,791,475
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,583,400
Neustar, Inc. 4.5% 1/15/23	1,935,000	1,659,263
NII Capital Corp. 10% 8/15/16	885,000	553,125
Sprint Capital Corp.:
6.875% 11/15/28	730,000	697,150
8.75% 3/15/32	730,000	790,225
Sprint Communications, Inc. 9% 11/15/18 (d)	3,970,000	4,793,775
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)	3,040,000	3,198,992
6.464% 4/28/19	3,610,000	3,799,525
TW Telecom Holdings, Inc.:
5.375% 10/1/22	1,815,000	1,796,850
6.375% 9/1/23	845,000	883,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	$ 1,970,000	$ 2,078,350
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	6,617,554	6,849,168
		62,533,800
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	2,220,000	2,247,750
TOTAL NONCONVERTIBLE BONDS (Cost $749,421,547)		774,933,020
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	75,995
Bank Loan Obligations - 6.6%
	Principal Amount
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (f)	$ 535,000	535,000
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (f)	750,000	760,313
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	545,000	549,088
		1,309,401
Building Materials - 0.0%
Ply Gem Industries, Inc. Tranche B, term loan 4% 1/30/21 (f)	40,000	40,100
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (g)	95,000	95,713
12/17/19 (g)	290,000	292,175
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	880,000	880,000
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (f)	520,000	525,200
		1,793,088
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	$ 2,025,000	$ 2,083,219
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 1/31/21 (g)	730,000	730,913
Energy - 1.2%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	3,260,000	3,333,350
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (f)	2,100,000	2,100,000
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	3,800,000	3,904,500
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	219,450	220,822
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (f)	205,000	206,281
Sheridan Investment Partners I term loan 4.25% 12/16/20 (f)	298,072	300,308
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (f)	41,464	41,775
Tranche M, term loan 4.25% 12/16/20 (f)	15,464	15,580
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (f)	145,000	146,450
		10,269,066
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (g)	140,000	140,350
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (f)	120,000	120,600
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (f)	90,000	90,900
Tranche B 1LN, term loan 4.75% 1/15/21 (f)	95,000	95,594
		307,094
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (g)	260,000	263,250
Tranche B 1LN, term loan 11/26/20 (g)	520,000	521,300
		784,550
Gaming - 0.2%
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (h)	85,500	86,889
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Golden Nugget, Inc. Tranche B, term loan: - continued
5.5% 11/21/19 (f)	$ 199,500	$ 202,991
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (f)	1,260,000	1,263,150
		1,553,030
Healthcare - 0.4%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	600,000	606,000
Endo Luxembourg Finance I Comp Tranche B, term loan 12/12/20 (g)	2,110,000	2,136,375
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	120,000	122,100
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	205,000	205,769
VWR Funding, Inc. term loan 4/3/17 (g)	60,000	60,150
		3,130,394
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (f)	2,775,316	2,792,662
Insurance - 0.5%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (f)	922,688	933,068
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (f)	2,524,549	2,549,795
Tranche B 1LN, term loan 4.5% 11/30/19 (f)	1,008,280	1,007,070
		4,489,933
Leisure - 0.4%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (f)	1,075,000	1,088,438
Tranche B 1LN, term loan 4.5007% 2/1/20 (f)	1,994,925	2,017,468
		3,105,906
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (f)	1,401,488	1,415,502
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	1,835,400	1,846,871
		3,262,373
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (f)	4,090,000	4,095,113
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 0.6%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (f)	$ 2,577,095	$ 2,586,760
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (f)	110,000	110,688
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (f)	35,000	35,788
Tranche B 1LN, term loan 4.5% 11/21/20 (f)	45,000	45,394
Garda World Security Corp.:
term loan 4% 11/8/20 (f)	1,416,671	1,423,754
Tranche DD, term loan 4% 11/8/20 (f)	362,404	364,216
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (f)	105,000	107,100
Tranche B 1LN, term loan 4.5% 12/3/20 (f)	60,000	60,525
		4,734,225
Technology - 0.8%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (f)	75,000	75,750
Tranche B 2LN, term loan 7.5% 1/23/22 (f)	20,000	20,400
Avaya, Inc. Tranche B 6LN, term loan 3/31/18 (g)	2,700,000	2,700,000
First Data Corp. term loan 4.158% 3/24/18 (f)	1,110,000	1,108,613
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	485,000	486,213
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (f)	80,000	83,200
Tranche B 1LN, term loan 4.5% 10/30/19 (f)	39,886	40,185
NXP BV Tranche D, term loan 3.25% 1/11/20 (f)	2,084,775	2,084,775
		6,599,136
Telecommunications - 0.5%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 1/30/19 (g)	3,640,000	3,658,200
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (f)	175,000	175,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (f)	720,000	726,336
		4,559,536
TOTAL BANK LOAN OBLIGATIONS (Cost $55,491,354)		56,315,089
Preferred Securities - 0.4%
	Principal Amount	Value
Banks & Thrifts - 0.4%
JPMorgan Chase & Co. 6% (e)(f) (Cost $3,110,000)	$ 3,110,000	$ 3,087,712
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $17,123,573)	17,123,573	17,123,573
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $826,010,732)		851,535,389
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(566,455)
NET ASSETS - 100%		$ 850,968,934
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $363,062,362 or 42.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $85,500 and $86,889, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,680
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 75,995	$ -	$ -	$ 75,995
Corporate Bonds	774,933,020	-	774,933,020	-
Bank Loan Obligations	56,315,089	-	55,226,651	1,088,438
Preferred Securities	3,087,712	-	3,087,712	-
Money Market Funds	17,123,573	17,123,573	-	-
Total Investments in Securities:	$ 851,535,389	$ 17,123,573	$ 833,247,383	$ 1,164,433
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $825,147,500. Net unrealized appreciation aggregated $26,387,889, of which $33,748,798 related to appreciated investment securities and $7,360,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813029.109

FAV-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	7,585	$ 217,917
Delphi Automotive PLC	5,431	330,694
Tenneco, Inc. (a)	3,514	199,736
Visteon Corp. (a)	6,331	512,874
		1,261,221
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	27,000	142,091
H&R Block, Inc.	7,212	219,245
Houghton Mifflin Harcourt Co.	5,297	101,914
		463,250
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	6,300	144,711
Brinker International, Inc.	3,020	146,047
		290,758
Household Durables - 0.4%
Helen of Troy Ltd. (a)	3,153	173,541
KB Home	9,520	184,117
		357,658
Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. Series A (a)	17,022	454,658
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,093	128,236
Media - 1.4%
CBS Corp. Class B	3,140	184,381
Ipsos SA	2,935	125,938
Live Nation Entertainment, Inc. (a)	13,661	290,569
Sinclair Broadcast Group, Inc. Class A	7,260	228,109
Twenty-First Century Fox, Inc. Class A	6,140	195,375
UBM PLC	12,600	140,849
		1,165,221
Multiline Retail - 1.1%
Dillard's, Inc. Class A	1,600	139,680
Kohl's Corp.	11,416	577,992
Macy's, Inc.	3,832	203,862
		921,534
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	5,691	201,348
Advance Auto Parts, Inc.	2,180	250,286
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ascena Retail Group, Inc. (a)	9,013	$ 169,084
AutoZone, Inc. (a)	552	273,273
Bed Bath & Beyond, Inc. (a)	2,300	146,855
Best Buy Co., Inc.	14,824	348,957
Chico's FAS, Inc.	24,490	406,534
Express, Inc. (a)	11,512	199,388
Foot Locker, Inc.	6,140	237,004
Jos. A. Bank Clothiers, Inc. (a)	3,275	184,121
Office Depot, Inc. (a)	44,491	217,561
Pier 1 Imports, Inc.	9,538	182,271
Rent-A-Center, Inc.	7,730	192,786
Select Comfort Corp. (a)	22,604	370,027
Staples, Inc.	50,639	666,409
The Men's Wearhouse, Inc.	4,481	215,267
		4,261,171
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	2,642	126,525
Gildan Activewear, Inc.	3,500	186,604
		313,129
TOTAL CONSUMER DISCRETIONARY		9,616,836
CONSUMER STAPLES - 3.9%
Beverages - 0.8%
C&C Group PLC	9,400	53,247
Coca-Cola Enterprises, Inc.	4,545	196,753
Cott Corp.	23,333	183,522
Molson Coors Brewing Co. Class B	3,411	179,555
Treasury Wine Estates Ltd.	25,245	80,752
		693,829
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,008	295,701
Walgreen Co.	895	51,328
		347,029
Food Products - 1.7%
Bunge Ltd.	6,899	522,668
Dean Foods Co. (a)	7,946	125,547
Greencore Group PLC	39,600	162,225
Gruma S.A.B. de CV Series B (a)	16,387	133,238
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	3,646	$ 227,146
The J.M. Smucker Co.	2,293	221,022
		1,391,846
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,325	180,055
Personal Products - 0.3%
Coty, Inc. Class A	17,196	231,974
Tobacco - 0.5%
Japan Tobacco, Inc.	4,300	132,739
Lorillard, Inc.	4,998	246,002
		378,741
TOTAL CONSUMER STAPLES		3,223,474
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	8,019	480,899
Halliburton Co.	9,579	469,467
National Oilwell Varco, Inc.	3,885	291,414
Odfjell Drilling A/S	17,418	99,334
Rowan Companies PLC (a)	15,453	484,761
		1,825,875
Oil, Gas & Consumable Fuels - 4.9%
Access Midstream Partners LP	3,451	193,429
Anadarko Petroleum Corp.	2,400	193,656
BPZ Energy, Inc. (a)(d)	78,643	157,286
Canadian Natural Resources Ltd.	4,900	160,672
Cloud Peak Energy, Inc. (a)	10,187	190,803
Energen Corp.	8,050	569,296
Marathon Petroleum Corp.	6,537	569,046
Markwest Energy Partners LP	2,400	168,456
Newfield Exploration Co. (a)	10,840	268,507
Noble Energy, Inc.	5,000	311,650
Northern Oil & Gas, Inc. (a)	8,309	120,813
Scorpio Tankers, Inc.	12,555	125,550
The Williams Companies, Inc.	3,608	146,088
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	9,454	$ 551,925
WPX Energy, Inc. (a)	12,989	247,440
		3,974,617
TOTAL ENERGY		5,800,492
FINANCIALS - 27.5%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	3,445	363,930
Apollo Global Management LLC Class A	4,018	130,384
Carlyle Group LP	6,812	237,126
Fortress Investment Group LLC	25,089	207,486
Invesco Ltd.	17,379	577,852
KKR & Co. LP	18,112	436,680
The Blackstone Group LP	11,896	389,594
UBS AG	17,378	344,680
		2,687,732
Commercial Banks - 4.1%
Bank of Ireland (a)	212,097	83,803
Barclays PLC sponsored ADR	14,400	257,760
CIT Group, Inc.	8,444	393,068
First Citizen Bancshares, Inc.	2,537	561,286
Heritage Financial Corp., Washington	405	6,897
M&T Bank Corp.	2,779	309,886
PNC Financial Services Group, Inc.	4,741	378,711
U.S. Bancorp	27,380	1,087,807
Wells Fargo & Co.	6,849	310,534
		3,389,752
Consumer Finance - 1.7%
Capital One Financial Corp.	10,922	771,202
Cash America International, Inc.	1,804	66,261
EZCORP, Inc. (non-vtg.) Class A (a)	400	4,392
SLM Corp.	21,000	477,960
Springleaf Holdings, Inc.	4,602	110,264
		1,430,079
Diversified Financial Services - 2.3%
Bank of America Corp.	15,799	264,633
Berkshire Hathaway, Inc. Class B (a)	6,991	780,196
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	10,102	$ 559,247
The NASDAQ Stock Market, Inc.	8,230	313,975
		1,918,051
Insurance - 6.5%
AFLAC, Inc.	3,768	236,555
Allied World Assurance Co. Holdings Ltd.	2,207	227,144
Allstate Corp.	3,515	179,968
AMBAC Financial Group, Inc. (a)	15,237	357,155
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,720	661,901
Fidelity National Financial, Inc. Class A	7,160	225,826
Greenlight Capital Re, Ltd. (a)	8,788	282,358
Intact Financial Corp.	4,400	267,852
Mercury General Corp.	4,192	192,119
Old Republic International Corp.	20,111	314,134
Primerica, Inc.	4,400	185,372
ProAssurance Corp.	1,943	90,272
Progressive Corp.	2,370	55,079
Prudential PLC	14,159	285,023
Reinsurance Group of America, Inc.	9,777	730,049
StanCorp Financial Group, Inc.	3,668	235,669
Third Point Reinsurance Ltd.	8,008	127,888
Torchmark Corp.	4,499	338,100
Validus Holdings Ltd.	8,346	299,788
		5,292,252
Real Estate Investment Trusts - 7.5%
Alexandria Real Estate Equities, Inc.	4,370	306,468
American Capital Agency Corp.	17,775	372,386
American Realty Capital Properties, Inc. (d)	5,910	81,794
American Tower Corp.	8,622	697,347
Annaly Capital Management, Inc.	3,261	35,121
Boston Properties, Inc.	529	57,180
Corporate Office Properties Trust (SBI)	5,217	129,642
Digital Realty Trust, Inc. (d)	2,858	145,729
Equity Lifestyle Properties, Inc.	18,359	721,692
Eurobank Properties Real Estate Investment Co. (a)	51,742	526,873
General Growth Properties, Inc.	3,689	74,296
Hibernia (REIT) PLC	94,700	144,326
iStar Financial, Inc. (a)(d)	15,765	243,096
Kilroy Realty Corp.	2,809	148,315
MFA Financial, Inc.	23,510	171,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	26,611	$ 388,254
Piedmont Office Realty Trust, Inc. Class A	14,500	241,715
Prologis, Inc.	9,813	380,352
Redwood Trust, Inc.	11,768	220,062
Regency Centers Corp.	1,938	93,295
Ryman Hospitality Properties, Inc. (d)	3,411	141,079
SL Green Realty Corp.	3,480	326,320
Sun Communities, Inc.	3,613	168,908
The Macerich Co.	1,480	83,768
Ventas, Inc.	1,799	112,240
Vornado Realty Trust	1,357	124,613
		6,136,259
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	2,200	83,556
CBRE Group, Inc. (a)	17,295	459,009
Forest City Enterprises, Inc. Class A (a)	22,583	410,785
Kennedy-Wilson Holdings, Inc. (a)	30,586	734,676
		1,688,026
TOTAL FINANCIALS		22,542,151
HEALTH CARE - 9.0%
Biotechnology - 1.2%
Aegerion Pharmaceuticals, Inc. (a)	1,069	64,119
Amgen, Inc.	2,225	264,664
Cubist Pharmaceuticals, Inc. (a)	1,639	119,795
Theravance, Inc. (a)	6,554	241,318
United Therapeutics Corp. (a)	2,856	293,083
		982,979
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	26,100	353,133
CareFusion Corp. (a)	3,298	134,459
The Cooper Companies, Inc.	1,100	136,708
Zimmer Holdings, Inc.	2,203	207,016
		831,316
Health Care Providers & Services - 3.5%
Accretive Health, Inc. (a)	10,427	96,033
BioScrip, Inc. (a)	7,519	63,987
Cardinal Health, Inc.	6,277	426,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.	4,490	$ 387,532
Community Health Systems, Inc. (a)	6,383	264,320
Emeritus Corp. (a)	8,660	190,953
Express Scripts Holding Co. (a)	3,146	234,975
HCA Holdings, Inc. (a)	5,402	271,559
Humana, Inc.	2,930	285,089
Quest Diagnostics, Inc.	4,710	247,275
UnitedHealth Group, Inc.	2,490	179,977
Universal American Spin Corp.	14,392	101,464
Universal Health Services, Inc. Class B	1,149	94,241
		2,844,367
Health Care Technology - 0.3%
CompuGroup Medical AG	7,418	197,592
MedAssets, Inc. (a)	3,284	72,379
		269,971
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	4,827	280,690
Lonza Group AG	1,901	191,117
		471,807
Pharmaceuticals - 2.4%
Actavis PLC (a)	2,401	453,741
Endo Health Solutions, Inc. (a)(d)	3,756	247,445
Forest Laboratories, Inc. (a)	2,580	171,054
Hospira, Inc. (a)	900	39,609
Impax Laboratories, Inc. (a)	11,945	276,407
Jazz Pharmaceuticals PLC (a)	1,733	262,827
Mylan, Inc. (a)	1,607	72,974
Salix Pharmaceuticals Ltd. (a)	1,768	172,097
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,500	66,945
The Medicines Company (a)	5,359	186,279
		1,949,378
TOTAL HEALTH CARE		7,349,818
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	10,572	649,332
Esterline Technologies Corp. (a)	1,515	155,969
Finmeccanica SpA (a)	21,700	190,819
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	20,906	$ 177,164
Textron, Inc.	3,917	139,054
Triumph Group, Inc.	1,684	115,219
		1,427,557
Air Freight & Logistics - 0.8%
FedEx Corp.	3,165	421,958
UTi Worldwide, Inc.	17,125	268,178
		690,136
Airlines - 0.2%
Southwest Airlines Co.	8,911	186,685
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	7,513	212,154
Iron Mountain, Inc.	13,274	350,566
Progressive Waste Solution Ltd. (Canada)	11,568	265,895
Waste Management, Inc.	2,073	86,610
West Corp.	6,790	156,985
		1,072,210
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	22,719	651,354
EMCOR Group, Inc.	3,445	146,447
URS Corp.	16,531	829,856
		1,627,657
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	16,687	572,030
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	3,971	137,770
Machinery - 1.9%
Cummins, Inc.	1,000	126,980
GEA Group AG	3,274	153,598
ITT Corp.	4,775	195,536
Manitowoc Co., Inc.	8,454	240,516
Snap-On, Inc.	1,261	126,289
Stanley Black & Decker, Inc.	2,964	229,414
Terex Corp.	11,755	481,955
		1,554,288
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	125,496
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.4%
Dun & Bradstreet Corp.	1,892	$ 208,120
FTI Consulting, Inc. (a)	3,085	114,361
		322,481
Road & Rail - 0.3%
CSX Corp.	6,026	162,160
Quality Distribution, Inc. (a)	6,878	94,573
		256,733
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	12,967	482,243
WESCO International, Inc. (a)	3,430	284,553
		766,796
TOTAL INDUSTRIALS		8,739,839
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	10,442	228,784
Juniper Networks, Inc. (a)	9,967	265,222
Plantronics, Inc.	4,735	203,274
QUALCOMM, Inc.	2,246	166,698
		863,978
Computers & Peripherals - 0.6%
EMC Corp.	18,512	448,731
Electronic Equipment & Components - 1.6%
Aeroflex Holding Corp. (a)	16,636	114,622
Flextronics International Ltd. (a)	19,389	158,020
Ingram Micro, Inc. Class A (a)	6,769	169,360
Jabil Circuit, Inc.	27,050	486,089
TE Connectivity Ltd.	3,634	205,357
TTM Technologies, Inc. (a)	24,197	193,818
		1,327,266
IT Services - 1.8%
Amdocs Ltd.	7,059	305,372
CGI Group, Inc. Class A (sub. vtg.) (a)	4,100	125,789
Computer Sciences Corp.	4,274	258,192
Quindell PLC (a)	384,400	191,154
Sykes Enterprises, Inc. (a)	3,294	69,042
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	12,693	$ 379,267
Unisys Corp. (a)	4,672	160,109
		1,488,925
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp. Class A	27,088	806,139
Freescale Semiconductor Holdings I Ltd. (a)	22,529	408,451
Intersil Corp. Class A	14,191	160,926
Maxim Integrated Products, Inc.	7,947	240,476
PMC-Sierra, Inc. (a)	24,562	160,881
Samsung Electronics Co. Ltd.	349	409,100
Skyworks Solutions, Inc. (a)	4,428	133,947
		2,319,920
Software - 4.0%
Activision Blizzard, Inc.	24,004	411,189
Comverse, Inc. (a)	6,163	222,115
Constellation Software, Inc.	700	150,421
Electronic Arts, Inc. (a)	6,685	176,484
Intuit, Inc.	2,600	190,450
Microsoft Corp.	3,800	143,830
MicroStrategy, Inc. Class A (a)	1,100	138,270
Nintendo Co. Ltd.	800	91,757
Oracle Corp.	22,886	844,493
Parametric Technology Corp. (a)	7,712	275,164
Symantec Corp.	20,812	445,585
Synopsys, Inc. (a)	4,900	195,314
		3,285,072
TOTAL INFORMATION TECHNOLOGY		9,733,892
MATERIALS - 4.1%
Chemicals - 3.1%
Ashland, Inc.	4,340	402,795
Axiall Corp.	5,806	231,659
Cabot Corp.	4,419	215,073
Celanese Corp. Class A	4,258	215,625
Chemtura Corp. (a)	10,786	270,513
Cytec Industries, Inc.	2,212	199,014
Eastman Chemical Co.	5,191	404,690
LyondellBasell Industries NV Class A	2,620	206,351
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Methanex Corp.	3,334	$ 199,396
RPM International, Inc.	4,265	169,193
		2,514,309
Containers & Packaging - 0.4%
Nampak Ltd.	44,208	138,017
Sonoco Products Co.	5,594	231,480
		369,497
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	4,500	145,845
Gem Diamonds Ltd. (a)	32,466	84,726
Reliance Steel & Aluminum Co.	2,872	200,896
Walter Energy, Inc. (d)	7,614	86,495
		517,962
TOTAL MATERIALS		3,401,768
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	950	27,417
Frontier Communications Corp.	14,848	69,786
		97,203
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	6,851	20,622
T-Mobile U.S., Inc. (a)	2,347	71,748
		92,370
TOTAL TELECOMMUNICATION SERVICES		189,573
UTILITIES - 9.9%
Electric Utilities - 4.1%
Edison International	24,417	1,175,923
ITC Holdings Corp.	12,747	1,319,315
NextEra Energy, Inc.	4,262	391,806
Xcel Energy, Inc.	15,410	445,503
		3,332,547
Gas Utilities - 1.4%
Atmos Energy Corp.	8,762	420,664
National Fuel Gas Co.	10,110	761,890
		1,182,554
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 4.4%
Alliant Energy Corp.	6,750	$ 350,730
Ameren Corp.	8,900	336,776
DTE Energy Co.	3,100	211,482
NiSource, Inc.	32,472	1,116,063
Sempra Energy	16,893	1,566,143
		3,581,194
TOTAL UTILITIES		8,096,295
TOTAL COMMON STOCKS (Cost $67,357,993)		78,694,138
Nonconvertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Commercial Banks - 0.6%
Itau Unibanco Holding SA sponsored ADR	42,683	522,440
Real Estate Investment Trusts - 0.1%
Equity Lifestyle Properties, Inc. Series C, 6.75%	2,129	49,372
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $745,096)		571,812
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 2/27/14 (g) (Cost $84,999)		$ 85,000	84,998
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $153,589)	EUR	100,000	157,185
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	2,670,059	$ 2,670,059
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	546,250	546,250
TOTAL MONEY MARKET FUNDS (Cost $3,216,309)		3,216,309
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $71,557,986)		82,724,442
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(693,913)
NET ASSETS - 100%		$ 82,030,529
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 786,180	$ (20,377)

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,185 or 0.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,998.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 652
Fidelity Securities Lending Cash Central Fund	1,839
Total	$ 2,491
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,616,836	$ 9,616,836	$ -	$ -
Consumer Staples	3,223,474	3,009,983	213,491	-
Energy	5,800,492	5,800,492	-	-
Financials	23,113,963	22,400,457	713,506	-
Health Care	7,349,818	7,349,818	-	-
Industrials	8,739,839	8,602,069	137,770	-
Information Technology	9,733,892	9,233,035	500,857	-
Materials	3,401,768	3,401,768	-	-
Telecommunication Services	189,573	189,573	-	-
Utilities	8,096,295	8,096,295	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 84,998	$ -	$ 84,998	$ -
Preferred Securities	157,185	-	157,185	-
Money Market Funds	3,216,309	3,216,309	-	-
Total Investments in Securities:	$ 82,724,442	$ 80,916,635	$ 1,807,807	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (20,377)	$ (20,377)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $71,738,396. Net unrealized appreciation aggregated $10,986,046, of which $13,175,835 related to appreciated investment securities and $2,189,789 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813043.109

HY-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.2%
	Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	$ 38	$ 32
Nonconvertible Bonds - 69.2%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	525	563
TransDigm, Inc. 7.5% 7/15/21	5,565	6,024
		6,587
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	962	1,016
6.125% 4/29/18 (e)	670	700
7.339% 4/19/14	189	190
9.25% 5/10/17	1,185	1,327
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,116	2,433
		5,666
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21	405	433
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	771
Chassix, Inc. 9.25% 8/1/18 (e)	765	817
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,457
6% 9/15/23	1,450	1,454
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,814
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/49 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
7.7% 4/15/16 (c)	980	0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.25% 5/15/23 (e)	1,000	958
4.75% 8/15/17 (e)	5,395	5,698
6.75% 6/1/18	10,220	11,676
LKQ Corp. 4.75% 5/15/23 (e)	430	400
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,920
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	$ 2,550	$ 2,703
Tenneco, Inc. 6.875% 12/15/20	3,362	3,673
		37,774
Banks & Thrifts - 3.9%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,441
4.75% 9/10/18	3,970	4,149
8% 3/15/20	4,150	4,949
Barclays Bank PLC 7.625% 11/21/22	3,680	3,910
GMAC LLC:
8% 12/31/18	25,964	30,429
8% 11/1/31	19,887	23,914
Royal Bank of Scotland Group PLC 6% 12/19/23	5,880	5,924
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		76,717
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	561
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,701
5.5% 12/15/16	3,698	3,328
Sirius XM Radio, Inc. 5.75% 8/1/21 (e)	5,525	5,518
		16,108
Building Materials - 0.6%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	601
Associated Materials LLC 9.125% 11/1/17	1,204	1,269
CEMEX S.A.B. de CV 5.2469% 9/30/15 (e)(h)	4,305	4,413
Nortek, Inc. 8.5% 4/15/21	1,520	1,680
USG Corp.:
5.875% 11/1/21 (e)	430	453
6.3% 11/15/16	275	295
7.875% 3/30/20 (e)	1,390	1,571
9.75% 1/15/18	1,585	1,886
		12,168
Cable TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,423
5.25% 3/15/21 (e)	2,245	2,180
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.75% 9/1/23 (e)	$ 1,545	$ 1,503
5.75% 1/15/24	6,890	6,701
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	547
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	5,495	5,165
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,245
6.75% 6/1/21	5,260	5,615
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,263
Lynx II Corp. 6.375% 4/15/23 (e)	710	724
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	630	638
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,145
7.5% 3/15/19 (e)	705	769
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,244
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,033
		39,195
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,417
Chemicals - 1.3%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,778
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,410	1,547
LSB Industries, Inc. 7.75% 8/1/19 (e)	705	747
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,691
PolyOne Corp. 5.25% 3/15/23	2,215	2,160
SPCM SA 6% 1/15/22 (e)	925	978
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,795
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	1,034
		24,730
Consumer Products - 0.8%
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	490	464
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Prestige Brands, Inc.:
5.375% 12/15/21 (e)	$ 2,875	$ 2,875
8.125% 2/1/20	335	374
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,435
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	565	600
6.625% 11/15/22	670	713
		15,461
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	7,119	7,467
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	905
9.125% 10/15/20 (e)	3,369	3,681
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	1,165	1,178
6.75% 1/31/21 (e)	1,350	1,360
7% 11/15/20 (e)	697	706
9.125% 10/15/20 (e)	1,045	1,136
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (e)	1,255	1,286
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	617	643
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	1,465	1,553
Graphic Packaging International, Inc. 4.75% 4/15/21	615	607
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,741
6.875% 2/15/21	7,339	7,880
7.875% 8/15/19	8,387	9,226
8.25% 2/15/21	6,144	6,528
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,864
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,332	1,525
		61,916
Diversified Financial Services - 6.4%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,637
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.:
5% 8/15/22	$ 3,195	$ 3,179
5% 8/1/23	12,415	12,244
5.375% 5/15/20	4,400	4,659
5.5% 2/15/19 (e)	8,075	8,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (e)	2,285	2,288
4.875% 3/15/19 (e)	3,930	3,915
5.875% 2/1/22 (e)	4,690	4,649
6% 8/1/20 (e)	3,840	3,979
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,229
4.625% 4/15/21	4,870	4,663
5.65% 6/1/14	351	356
5.75% 5/15/16	6,040	6,470
5.875% 8/15/22	2,155	2,179
7.125% 9/1/18 (e)	10,309	11,933
8.25% 12/15/20	3,945	4,647
8.625% 1/15/22	11,305	13,425
SLM Corp.:
4.875% 6/17/19	9,130	9,038
5.5% 1/15/19	3,545	3,625
5.5% 1/25/23	2,245	2,109
8% 3/25/20	9,700	10,828
8.45% 6/15/18	4,905	5,684
		127,336
Diversified Media - 1.8%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	7,308
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,253
6.5% 11/15/22	3,315	3,406
7.625% 3/15/20	900	945
7.625% 3/15/20	4,400	4,642
Darling Escrow Corp. 5.375% 1/15/22 (e)	1,280	1,290
Lamar Media Corp.:
5.375% 1/15/24 (e)	1,080	1,094
7.875% 4/15/18	1,810	1,898
Liberty Media Corp.:
8.25% 2/1/30	469	496
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Liberty Media Corp.: - continued
8.5% 7/15/29	$ 529	$ 577
MDC Partners, Inc. 6.75% 4/1/20 (e)	440	464
National CineMedia LLC:
6% 4/15/22	4,035	4,196
7.875% 7/15/21	2,050	2,260
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	4,395	4,725
WMG Acquisition Corp. 6% 1/15/21 (e)	667	690
		35,244
Electric Utilities - 5.3%
Atlantic Power Corp. 9% 11/15/18	2,525	2,695
Calpine Corp.:
5.875% 1/15/24 (e)	3,530	3,504
6% 1/15/22 (e)	1,885	1,951
7.875% 1/15/23 (e)	4,205	4,636
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,696
10% 12/1/20 (e)	8,903	9,370
11% 10/1/21	6,237	6,892
12.25% 12/1/18 pay-in-kind (e)(h)	927	602
12.25% 3/1/22 (e)	22,140	25,655
InterGen NV 7% 6/30/23 (e)	3,940	4,058
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	10,512
9.125% 5/1/31	2,645	2,526
NRG Energy, Inc. 6.625% 3/15/23	5,105	5,213
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,853
6% 9/1/21	3,305	3,802
6.5% 12/15/20	1,935	2,286
The AES Corp.:
4.875% 5/15/23	725	679
7.375% 7/1/21	2,400	2,658
TXU Corp.:
5.55% 11/15/14	7,757	2,521
6.5% 11/15/24	4,961	1,290
6.55% 11/15/34	4,295	1,117
		105,516
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Energy - 5.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 2,720	$ 2,666
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,377
7% 5/20/22	2,700	2,936
Antero Resources Finance Corp. 5.375% 11/1/21 (e)	2,500	2,519
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,885	1,805
Chesapeake Energy Corp.:
5.375% 6/15/21	3,665	3,812
5.75% 3/15/23	2,170	2,260
6.125% 2/15/21	2,210	2,381
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (e)	1,520	1,550
7.75% 4/1/19	3,095	3,362
Denbury Resources, Inc. 4.625% 7/15/23	4,395	4,054
Diamondback Energy, Inc. 7.625% 10/1/21 (e)	1,545	1,626
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,200	1,383
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,443
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,591
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,478	2,537
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,571
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	2,435	2,508
6.75% 1/15/22 (e)	1,095	1,128
Forbes Energy Services Ltd. 9% 6/15/19	3,470	3,392
Forest Oil Corp. 7.25% 6/15/19	1,399	1,343
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	1,090	1,139
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	858
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	564
Halcon Resources Corp. 8.875% 5/15/21	1,680	1,676
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	1,695	1,681
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	790	786
8.125% 12/1/19	2,010	2,226
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (e)	2,995	2,995
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	$ 4,075	$ 4,136
6.5% 5/15/19	2,740	2,815
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,000
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,445
7.5% 11/1/19	11,570	12,438
Pacific Drilling SA 5.375% 6/1/20 (e)	2,090	2,085
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,800
Precision Drilling Corp.:
6.5% 12/15/21	495	526
6.625% 11/15/20	2,205	2,343
Pride International, Inc. 6.875% 8/15/20	1,839	2,224
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,822
SemGroup Corp. 7.5% 6/15/21 (e)	1,625	1,731
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,407
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)	810	863
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	958
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	435
Ultra Petroleum Corp. 5.75% 12/15/18 (e)	2,090	2,163
Unit Corp. 6.625% 5/15/21	7,190	7,550
Western Refining, Inc. 6.25% 4/1/21	905	921
		114,831
Entertainment/Film - 1.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	470	472
5.625% 2/15/24 (e)	510	514
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	1,994
5.125% 12/15/22	570	555
7.375% 6/15/21	1,085	1,202
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (e)	820	841
4.875% 11/1/20 (e)	2,140	2,167
5.375% 11/1/23 (e)	1,700	1,683
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)	$ 6,095	$ 6,156
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	1,425	1,478
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,669
5.75% 2/1/25	555	527
		21,258
Environmental - 0.4%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,180
Covanta Holding Corp.:
6.375% 10/1/22	1,355	1,399
7.25% 12/1/20	1,094	1,190
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	350	361
Tervita Corp.:
8% 11/15/18 (e)	1,050	1,076
9.75% 11/1/19 (e)	730	732
10.875% 2/15/18 (e)	1,145	1,196
		7,134
Food & Drug Retail - 1.7%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (e)	1,700	1,853
JBS Investments GmbH 7.75% 10/28/20 (e)	4,855	5,037
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	995
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (e)	1,375	1,485
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,549
6.875% 12/15/28 (e)	5,785	5,467
7.7% 2/15/27	5,265	5,449
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,196
		34,031
Food/Beverage/Tobacco - 0.8%
ESAL GmbH 6.25% 2/5/23 (e)	3,975	3,617
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	9,825	9,604
Post Holdings, Inc. 6.75% 12/1/21 (e)	2,055	2,153
		15,374
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Gaming - 1.9%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	$ 3,125	$ 2,953
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,445	1,398
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	10,735	10,869
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,990
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,027
MGM Mirage, Inc.:
6.875% 4/1/16	820	901
8.625% 2/1/19	5,000	5,888
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	760
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,901
		36,687
Healthcare - 5.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	702
7.75% 2/15/19	4,441	4,774
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	1,970	2,017
Forest Laboratories, Inc. 4.375% 2/1/19 (e)	5,665	5,686
HCA Holdings, Inc.:
4.75% 5/1/23	4,475	4,380
5.875% 3/15/22	8,635	9,088
6.25% 2/15/21	2,265	2,412
6.5% 2/15/20	7,640	8,423
7.5% 2/15/22	5,095	5,751
7.75% 5/15/21	11,679	12,818
HealthSouth Corp. 5.75% 11/1/24	1,275	1,262
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,246
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	3,260	1,239
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	417
6.75% 10/15/22	2,631	2,841
Rural/Metro Corp. 10.125% 7/15/19 (c)(e)	1,515	439
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,096
Salix Pharmaceuticals Ltd. 6% 1/15/21 (e)	620	646
Service Corp. International 5.375% 1/15/22 (e)	815	824
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 8,990	$ 8,619
4.5% 4/1/21	1,670	1,618
4.75% 6/1/20	1,665	1,661
6% 10/1/20 (e)	1,890	1,989
6.75% 2/1/20	1,800	1,881
8.125% 4/1/22	7,570	8,261
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	1,395	1,446
6.75% 8/15/18 (e)	5,800	6,358
7.25% 7/15/22 (e)	315	343
7.5% 7/15/21 (e)	9,930	11,060
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,380	2,541
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,659
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	1,770	566
		117,063
Homebuilders/Real Estate - 0.8%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,279
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	1,265	1,271
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,048
CBRE Group, Inc.:
5% 3/15/23	3,070	2,936
6.625% 10/15/20	1,214	1,300
Howard Hughes Corp. 6.875% 10/1/21 (e)	3,530	3,680
William Lyon Homes, Inc.:
8.5% 11/15/20	1,185	1,280
8.5% 11/15/20 (e)	985	1,064
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	2,215	2,215
		16,073
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	640
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	7,555	7,819
Playa Resorts Holding BV 8% 8/15/20 (e)	545	580
		9,039
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	$ 2,765	$ 2,876
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,013
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	914
		1,927
Metals/Mining - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	3,087
6.25% 6/1/21	4,245	3,470
9.75% 4/15/18	1,770	1,863
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	415	440
Boart Longyear Management Pty Ltd. 10% 10/1/18 (e)	2,130	2,221
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,134
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,887
7% 11/1/15 (e)	1,453	1,512
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	735
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,950
8.25% 1/15/21 (e)	1,210	1,240
Walter Energy, Inc. 9.5% 10/15/19 (e)	1,215	1,233
		21,772
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,861
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	14,305	15,557
R.R. Donnelley & Sons Co. 6.5% 11/15/23	2,890	2,904
		18,461
Railroad - 0.2%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)(g)	1,920	1,930
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,381
		3,311
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	$ 4,040	$ 4,394
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	4,205	4,457
		8,851
Services - 2.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	470	510
APX Group, Inc.:
6.375% 12/1/19	8,560	8,603
8.75% 12/1/20	9,235	9,397
8.75% 12/1/20 (e)	2,115	2,147
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,277
Audatex North America, Inc.:
6% 6/15/21 (e)	8,190	8,538
6.125% 11/1/23 (e)	590	611
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (e)	815	843
FTI Consulting, Inc. 6% 11/15/22	2,450	2,487
Garda World Security Corp. 7.25% 11/15/21 (e)	435	446
Hertz Corp.:
5.875% 10/15/20	990	1,025
6.25% 10/15/22	1,315	1,354
Laureate Education, Inc. 9.25% 9/1/19 (e)	6,520	7,009
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	630
TMS International Corp. 7.625% 10/15/21 (e)	420	446
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,885	1,984
9.625% 6/15/18 pay-in-kind	1,255	1,343
		49,650
Shipping - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	2,315	2,361
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	7,940	8,000
8.125% 2/15/19	2,489	2,539
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	803
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,674
Teekay Corp. 8.5% 1/15/20	195	216
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	$ 1,475	$ 1,682
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	3,703
		20,978
Steel - 1.2%
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	7,870	8,145
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	6,008
11.25% 10/15/18	1,855	2,027
Severstal Columbus LLC 10.25% 2/15/18	7,235	7,615
		23,795
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	888
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	765	782
Claire's Stores, Inc.:
7.75% 6/1/20 (e)	470	402
9% 3/15/19 (e)	1,065	1,116
CST Brands, Inc. 5% 5/1/23	525	504
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,610	1,674
Sally Holdings LLC 5.5% 11/1/23	925	911
Sonic Automotive, Inc.:
5% 5/15/23	315	296
7% 7/15/22	1,390	1,508
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,895	1,836
		9,917
Technology - 4.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	2,075	2,163
ADT Corp. 6.25% 10/15/21 (e)	1,895	1,959
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	3,790	3,951
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,310
9% 4/1/19 (e)	3,935	4,083
10.5% 3/1/21 (e)	2,710	2,507
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	5,185	5,354
Ceridian Corp. 8.875% 7/15/19 (e)	1,755	1,994
Ceridian HCM Holding, Inc. 11% 3/15/21 (e)	930	1,057
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)	$ 920	$ 963
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,610	1,602
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,631
11.25% 1/15/21 (e)	4,820	5,314
11.75% 8/15/21 (e)	1,310	1,346
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	11,101
6.5% 1/15/28	5,415	4,819
Spansion LLC 11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,771
VeriSign, Inc. 4.625% 5/1/23	5,520	5,285
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,248
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	5,210	5,809
13.375% 10/15/19	2,840	3,287
		79,554
Telecommunications - 9.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	1,435	1,431
6.75% 11/15/20 (e)	3,390	3,475
Altice Financing SA 6.5% 1/15/22 (e)	895	908
Altice Finco SA:
8.125% 1/15/24 (e)	540	565
9.875% 12/15/20 (e)	945	1,058
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,886
Citizens Communications Co. 7.875% 1/15/27	4,949	4,825
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,300	7,102
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,420
7% 2/15/20 (e)	425	431
8.25% 9/1/17 (e)	1,025	1,063
8.25% 9/30/20 (e)	6,645	6,844
10.5% 4/15/18 (e)	1,673	1,775
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	683
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,759	3,879
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,097
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	$ 5,655	$ 5,401
6.625% 12/15/22 (e)	3,925	4,053
6.625% 12/15/22 (Reg. S)	3,945	4,073
7.5% 4/1/21	5,730	6,310
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	8,204	8,799
8.125% 6/1/23 (e)	9,595	10,387
Level 3 Communications, Inc. 8.875% 6/1/19	695	761
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)	2,395	2,449
7% 6/1/20	2,365	2,513
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,423
6.625% 4/1/23 (e)	4,925	5,110
NII Capital Corp. 7.625% 4/1/21	1,466	619
Pacnet Ltd. 9% 12/12/18 (e)	200	205
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	753
SBA Communications Corp. 5.625% 10/1/19	3,075	3,167
Sprint Capital Corp.:
6.9% 5/1/19	4,761	5,142
8.75% 3/15/32	5,730	6,203
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,307
6% 11/15/22	29,224	28,713
9% 11/15/18 (e)	5,500	6,641
Sprint Corp.:
7.125% 6/15/24 (e)	2,580	2,593
7.875% 9/15/23 (e)	4,245	4,532
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (e)	1,565	1,647
6.464% 4/28/19	705	742
6.542% 4/28/20	2,465	2,610
6.633% 4/28/21	2,225	2,342
6.731% 4/28/22	1,645	1,727
6.836% 4/28/23	640	668
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,704
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	9,536	9,870
		185,906
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	$ 491	$ 502
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	590	596
		1,098
TOTAL NONCONVERTIBLE BONDS		1,367,282
TOTAL CORPORATE BONDS (Cost $1,342,588)		1,367,314
Common Stocks - 14.9%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	5,816
Air Transportation - 0.3%
Delta Air Lines, Inc.	200,000	6,122
Automotive - 0.8%
Delphi Automotive PLC	81,522	4,964
General Motors Co.	274,238	9,895
General Motors Co.:
warrants 7/10/16 (a)	7,547	201
warrants 7/10/19 (a)	7,547	142
Motors Liquidation Co. GUC Trust (a)	39,254	1,211
		16,413
Banks & Thrifts - 0.3%
JPMorgan Chase & Co.	100,000	5,536
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	44
		5,580
Broadcasting - 0.6%
Cumulus Media, Inc. Class A (a)	550,600	3,684
Gray Television, Inc. (a)	494,070	5,623
Sinclair Broadcast Group, Inc. Class A	100,000	3,142
		12,449
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	168,217	3,004
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.5%
Axiall Corp.	100,000	$ 3,990
LyondellBasell Industries NV Class A	84,795	6,678
		10,668
Consumer Products - 0.3%
Whirlpool Corp.	40,000	5,332
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,545
Diversified Financial Services - 0.5%
Citigroup, Inc.	16,564	786
The Blackstone Group LP	300,000	9,825
		10,611
Electric Utilities - 0.3%
The AES Corp.	352,509	4,956
Energy - 1.4%
Apache Corp.	12,471	1,001
CVR Refining, LP	247,000	5,525
EP Energy Corp.	141,500	2,434
Oasis Petroleum, Inc. (a)	125,000	5,226
Ocean Rig UDW, Inc. (United States) (a)	235,000	4,028
The Williams Companies, Inc.	90,000	3,644
Vantage Drilling Co. (a)	3,000,000	4,890
		26,748
Food/Beverage/Tobacco - 0.3%
Monster Beverage Corp. (a)	100,000	6,790
Gaming - 0.8%
Gaming & Leisure Properties	100,000	3,470
Las Vegas Sands Corp.	130,000	9,948
PB Investor I LLC	11,653	22
Station Holdco LLC (a)(i)(l)	1,531,479	2,894
Station Holdco LLC:
unit (i)(l)	3,411	0*
warrants 6/15/18 (a)(i)(l)	96,849	12
		16,346
Healthcare - 1.6%
Express Scripts Holding Co. (a)	230,000	17,179
Tenet Healthcare Corp. (a)	163,675	7,531
Universal Health Services, Inc. Class B	85,000	6,972
		31,682
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	25,600	1,167
Common Stocks - continued
	Shares	Value (000s)
Hotels - 0.4%
Extended Stay America, Inc. unit	26,700	$ 680
Hyatt Hotels Corp. Class A (a)	145,000	6,930
		7,610
Insurance - 0.3%
H&R Block, Inc.	200,000	6,080
Leisure - 0.3%
Town Sports International Holdings, Inc.	564,202	6,155
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. (a)	750,000	4,260
AngloGold Ashanti Ltd. sponsored ADR	182,874	2,677
OCI Resources LP	329,600	7,086
		14,023
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(l)	4,323	6
Restaurants - 1.1%
Bloomin' Brands, Inc. (a)	272,900	6,269
Dunkin' Brands Group, Inc.	171,900	7,999
Yum! Brands, Inc.	100,000	6,715
		20,983
Services - 0.9%
ARAMARK Holdings Corp. (a)	128,900	3,185
Hertz Global Holdings, Inc. (a)	250,000	6,505
KAR Auction Services, Inc.	317,600	8,836
WP Rocket Holdings, Inc. rights (a)	1,420,804	0
		18,526
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	5,136
Ultrapetrol (Bahamas) Ltd. (a)	7,916	26
		5,162
Super Retail - 0.9%
Dollar General Corp. (a)	100,000	5,632
Liberty Interactive Corp. Series A (a)	250,000	6,678
Sally Beauty Holdings, Inc. (a)	175,000	4,967
		17,277
Technology - 1.6%
Facebook, Inc. Class A (a)	76,094	4,761
FleetCor Technologies, Inc. (a)	20,000	2,126
NXP Semiconductors NV (a)	125,000	6,044
Skyworks Solutions, Inc. (a)	200,000	6,050
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
SoftBank Corp. ADR	150,000	$ 5,445
Spansion, Inc. Class A (a)	3,593	54
Xerox Corp.	710,000	7,704
		32,184
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	189,475	758
Pendrell Corp. (a)	37,472	55
		813
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(l)	42,253	281
TOTAL COMMON STOCKS (Cost $252,553)		295,329
Nonconvertible Preferred Stocks - 1.0%

Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (e)	11,491	11,118
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	320,244	8,768
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,174)		19,886
Bank Loan Obligations - 7.9%
		Principal Amount (000s) (d)
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (h)		$ 871	877
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (h)		526	523
Broadcasting - 0.5%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (h)		5,815	5,873
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (h)		1,725	1,749
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (h)		845	849
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (h)		1,200	1,218
			9,689
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (h)		$ 1,960	$ 1,980
Tranche B 1LN, term loan 5.5% 7/31/18 (h)		208	209
			2,189
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)		3,230	3,242
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)		409	410
			3,652
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (j)		215	217
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)		2,025	2,025
			2,242
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		3,545	3,638
Tranche B 2LN, term loan 4% 7/10/20 (h)		1,269	1,280
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (h)		305	309
HarbourVest Partners LLC Tranche B, term loan 1/30/21 (j)		430	430
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (h)		2,788	2,826
			8,483
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		6,255	6,282
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		1,252	1,264
Energy - 0.8%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		9,830	10,100
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		214	216
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		1,169	1,181
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	864
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Energy - continued
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		$ 400	$ 412
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		680	685
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		95	95
Tranche M, term loan 4.25% 12/16/20 (h)		35	36
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (h)		2,861	2,914
			16,503
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 1/31/21 (j)		325	326
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	259
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	176	158
			743
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)		270	271
Food & Drug Retail - 0.5%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (h)		2,983	2,983
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (h)		6,215	6,324
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	204
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (h)		824	826
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)		326	328
			10,665
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		682	688
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		585	599
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (j)		595	602
Tranche B 1LN, term loan 11/26/20 (j)		1,185	1,188
			3,077
Gaming - 0.5%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	625
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Gaming - continued
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (k)		$ 191	$ 194
5.5% 11/21/19 (h)		445	452
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,029
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (h)		4,799	4,613
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (h)		370	376
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		2,788	2,809
			10,098
Healthcare - 0.3%
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)		424	424
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (h)		1,755	1,498
Patheon, Inc. Tranche B, term loan 1/23/21 (j)		2,325	2,322
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (h)		457	446
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (h)		205	208
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (h)		70	72
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		90	91
			5,061
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		1,307	1,304
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (h)		2,731	2,748
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)		234	237
			2,985
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)		7,425	7,518
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (h)		1,245	1,251
			8,769
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		$ 312	$ 313
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	194
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (h)		600	617
Tranche B 1LN, term loan 4.25% 7/19/19 (h)		171	173
			1,297
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)		2,405	2,465
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)(j)		8,620	0
			2,465
Publishing/Printing - 0.7%
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 8/28/18 (j)		155	156
Houghton Mifflin Harcort Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (h)		270	271
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		6,346	6,477
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (h)		7,456	7,503
			14,407
Services - 0.1%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (h)		255	257
Garda World Security Corp.:
term loan 4% 11/8/20 (h)		647	651
Tranche DD, term loan 4% 11/8/20 (h)		166	166
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		875	869
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	244
			2,187
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (h)		780	788
Technology - 1.0%
First Data Corp. term loan 4.158% 3/24/18 (h)		14,230	14,212
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)		1,115	1,118
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)		$ 3,460	$ 3,598
Tranche B 1LN, term loan 4.5% 10/30/19 (h)		85	85
			19,013
Telecommunications - 1.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)		19,280	19,593
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	205
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)		1,635	1,649
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		63	65
Mitel U.S. Holdings, Inc. Tranche B, term loan 1/24/19 (j)		505	509
			22,021
TOTAL BANK LOAN OBLIGATIONS (Cost $160,386)			156,855
Preferred Securities - 2.4%

Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (f)(h)	2,745	2,515
JPMorgan Chase & Co. 5.15% (f)(h)	9,715	8,956
		11,471
Diversified Financial Services - 1.8%
Citigroup, Inc.:
5.35% (f)(h)	24,830	22,273
5.9% (f)(h)	9,045	8,885
5.95% (f)(h)	4,815	4,600
		35,758
TOTAL PREFERRED SECURITIES (Cost $50,815)		47,229
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $62,431)	62,431,463	$ 62,431
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,882,947)		1,949,044
NET OTHER ASSETS (LIABILITIES) - 1.4%		28,019
NET ASSETS - 100%		$ 1,977,063
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,719,000 or 30.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(j) The coupon rate will be determined upon settlement of the loan after period end.

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $191,000 and $194,000, respectively. The coupon rate will be determined at time of settlement.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,193,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,647	$ 105,432	$ -	$ 3,215
Consumer Staples	6,790	6,790	-	-
Energy	36,144	36,144	-	-
Financials	37,244	26,126	11,118	-
Health Care	31,682	31,682	-	-
Industrials	30,364	30,364	-	-
Information Technology	30,209	30,209	-	-
Materials	22,976	22,976	-	-
Telecommunication Services	6,203	6,203	-	-
Utilities	4,956	4,956	-	-
Corporate Bonds	1,367,314	-	1,367,313	1
Bank Loan Obligations	156,855	-	148,056	8,799
Preferred Securities	47,229	-	47,229	-
Money Market Funds	62,431	62,431	-	-
Total Investments in Securities:	$ 1,949,044	$ 363,313	$ 1,573,716	$ 12,015
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,880,557,000. Net unrealized appreciation aggregated $68,487,000 of which $142,879,000 related to appreciated investment securities and $74,392,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014